================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                       Date of reporting period: 4/30/2012
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                        Effective
          Amount                                             Coupon      Maturity         Maturity*                  Value
----------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--102.2%
----------------------------------------------------------------------------------------------------------------------------
California--92.1%
 $         100,000       Adelanto, CA Elementary School
                         District Community Facilities
                         District No. 1(1)                      4.700%   09/01/2012     09/01/2012       $          99,130
----------------------------------------------------------------------------------------------------------------------------
           690,000       Adelanto, CA Improvement
                         Agency, Series B(1)                    5.500    12/01/2023     02/25/2019(A)              687,626
----------------------------------------------------------------------------------------------------------------------------
           265,000       Adelanto, CA Public Financing
                         Authority, Series B(1)                 6.300    09/01/2028     09/01/2012(B)              265,649
----------------------------------------------------------------------------------------------------------------------------
           125,000       Adelanto, CA Public Utility
                         Authority                              6.625    07/01/2031     07/01/2019(B)              135,848
----------------------------------------------------------------------------------------------------------------------------
            85,000       Alameda County, CA COP(1)              5.375    12/01/2015     06/01/2012(B)               86,080
----------------------------------------------------------------------------------------------------------------------------
           100,000       Alameda County, CA COP(1)              5.375    12/01/2016     06/01/2012(B)              101,270
----------------------------------------------------------------------------------------------------------------------------
            50,000       Alameda, CA Corridor
                         Transportation Authority(1)            5.125    10/01/2015     05/31/2012(B)               50,175
----------------------------------------------------------------------------------------------------------------------------
           150,000       Alameda, CA Corridor
                         Transportation Authority(1)            5.125    10/01/2016     05/31/2012(B)              150,485
----------------------------------------------------------------------------------------------------------------------------
            25,000       Alameda, CA Corridor
                         Transportation Authority(1)            5.125    10/01/2017     05/31/2012(B)               25,075
----------------------------------------------------------------------------------------------------------------------------
           100,000       Alameda, CA Corridor
                         Transportation Authority(1)            5.125    10/01/2018     05/31/2012(B)              100,277
----------------------------------------------------------------------------------------------------------------------------
           830,000       Alameda, CA Transportation
                         Authority(1)                           5.250    10/01/2021     05/31/2012(B)              830,880
----------------------------------------------------------------------------------------------------------------------------
            25,000       Alvord, CA Unified School
                         District Community Facilities
                         District(1)                            6.200    09/01/2025     09/01/2012(B)               25,091
----------------------------------------------------------------------------------------------------------------------------
            30,000       Antelope Valley, CA Healthcare
                         District(1)                            5.200    01/01/2017     05/31/2012(B)               30,091
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Antelope Valley, CA Healthcare
                         District(1)                            5.200    01/01/2020     05/31/2012(B)            1,002,560
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       Antelope Valley, CA Healthcare
                         District(1)                            5.250    09/01/2017     09/01/2014(B)            1,518,945
----------------------------------------------------------------------------------------------------------------------------
         1,795,000       Antioch, CA Public Financing
                         Authority(1)                           5.500    01/01/2016     05/31/2012(B)            1,822,787
----------------------------------------------------------------------------------------------------------------------------
           550,000       Antioch, CA Public Financing
                         Authority(1)                           5.625    01/01/2022     05/31/2012(B)              558,806
----------------------------------------------------------------------------------------------------------------------------
         3,005,000       Antioch, CA Public Financing
                         Authority(1)                           5.625    01/01/2027     05/31/2012(B)            3,053,110
----------------------------------------------------------------------------------------------------------------------------
            30,000       Apple Valley, CA Improvement
                         Bond Act 1915(1)                       6.900    09/02/2015     09/02/2012(B)               31,236
----------------------------------------------------------------------------------------------------------------------------
           150,000       Arcadia, CA Redevel. Agency Tax
                         Allocation (Central Redevel.)(1)       5.125    05/01/2023     05/31/2012(B)              150,255
----------------------------------------------------------------------------------------------------------------------------
            15,000       Aromas, CA Water District(1)           5.600    09/01/2018     09/01/2012(B)               15,047
----------------------------------------------------------------------------------------------------------------------------
            15,000       Atwater, CA Redevel. Agency
                         (Downtown Redevel.)(1)                 5.500    06/01/2019     06/01/2012(B)               15,003
----------------------------------------------------------------------------------------------------------------------------
            25,000       Auburn, CA Union School
                         District COP(1)                        5.750    09/01/2017     05/31/2012(B)               25,078
----------------------------------------------------------------------------------------------------------------------------
            25,000       Azusa, CA Redevel. Agency Tax
                         Allocation (West End
                         Redevel.)(1)                           8.000    08/01/2034     08/01/2014(B)               26,546
----------------------------------------------------------------------------------------------------------------------------

1 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                        Effective
          Amount                                             Coupon      Maturity         Maturity*                  Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          35,000       Bakersfield, CA Improvement
                         Bond Act 1915(1)                       5.600%   09/02/2020     03/02/2016(B)    $          35,942
----------------------------------------------------------------------------------------------------------------------------
            45,000       Bakersfield, CA Improvement
                         Bond Act 1915(1)                       6.100    09/02/2024     03/02/2017(B)               46,322
----------------------------------------------------------------------------------------------------------------------------
            15,000       Bakersfield, CA Improvement
                         Bond Act 1915(1)                       7.100    09/02/2015     09/02/2012(B)               15,147
----------------------------------------------------------------------------------------------------------------------------
            70,000       Baldwin Park, CA Redevel.
                         Agency(1)                              5.750    09/01/2030     09/01/2012(B)               70,354
----------------------------------------------------------------------------------------------------------------------------
            25,000       Beaumont, CA Financing
                         Authority, Series A(1)                 5.700    09/01/2035     09/01/2017(B)               25,383
----------------------------------------------------------------------------------------------------------------------------
           165,000       Beaumont, CA Financing
                         Authority, Series A                    7.000    09/01/2023     05/31/2012(B)              165,304
----------------------------------------------------------------------------------------------------------------------------
            55,000       Beaumont, CA Financing
                         Authority, Series B(1)                 6.000    09/01/2034     09/01/2015(B)               56,125
----------------------------------------------------------------------------------------------------------------------------
            30,000       Belmont, CA Redevel. Agency
                         (Los Costanos Community
                         Devel.)(1)                             5.500    08/01/2016     05/31/2012(B)               30,061
----------------------------------------------------------------------------------------------------------------------------
            50,000       Belmont, CA Redevel. Agency
                         (Los Costanos Community
                         Devel.)(1)                             5.600    08/01/2018     05/31/2012(B)               50,084
----------------------------------------------------------------------------------------------------------------------------
            50,000       Belmont, CA Redevel. Agency
                         (Los Costanos Community Devel.)        5.650    08/01/2024     05/31/2012(B)               50,043
----------------------------------------------------------------------------------------------------------------------------
            25,000       Berkeley, CA Joint Powers
                         Financing Authority(1)                 5.500    10/01/2017     05/31/2012(B)               25,104
----------------------------------------------------------------------------------------------------------------------------
            50,000       Blythe, CA Redevel. Agency
                         (Redevel. Project No. 1 Tax
                         Allocation)(1)                         5.750    05/01/2034     05/01/2015(B)               50,014
----------------------------------------------------------------------------------------------------------------------------
            60,000       Brentwood, CA Improvement Bond
                         Act 1915(1)                            6.800    09/02/2017     05/31/2012(B)               60,139
----------------------------------------------------------------------------------------------------------------------------
            30,000       Brisbane, CA Improvement Bond
                         Act 1915 (Northeast Ridge)(1)          5.875    09/02/2020     09/02/2012(B)               30,986
----------------------------------------------------------------------------------------------------------------------------
           205,000       Brisbane, CA Public Financing
                         Authority                              6.000    05/01/2026     05/31/2012(B)              205,127
----------------------------------------------------------------------------------------------------------------------------
            35,000       Buena Park, CA Special Tax
                         (Park Mall)(1)                         6.125    09/01/2033     10/16/2031(A)               34,729
----------------------------------------------------------------------------------------------------------------------------
           250,000       Burbank, CA Community
                         Facilities District Special
                         Tax(1)                                 5.200    12/01/2023     12/01/2016(B)              254,680
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA ABAG Finance Authority for
                         NonProfit Corporation (Redwood
                         Senior Homes and Services)(1)          6.000    11/15/2022     11/15/2012(B)              102,184
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       CA ABAG Finance Authority for
                         NonProfit Corporations (Odd
                         Fellows Home of California)(1)         5.200    11/15/2022     11/15/2012(B)            2,016,980
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA ABAG Finance Authority for
                         NonProfit Corporations (Odd
                         Fellows Home of California)(1)         6.000    08/15/2024     05/31/2012(B)               51,122
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA ABAG Finance Authority for
                         NonProfit Corporations
                         (OW/OWHC/SJRHC Obligated Group)        5.700    11/01/2013     05/31/2012(B)               15,031
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA ABAG Finance Authority for
                         NonProfit Corporations COP(1)          5.600    11/01/2023     05/31/2012(B)                5,007
----------------------------------------------------------------------------------------------------------------------------

2  |  Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                        Effective
          Amount                                             Coupon      Maturity         Maturity*                Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          15,000       CA ABAG Finance Authority for
                         NonProfit Corporations COP(1)          5.800%   03/01/2023     05/31/2012(B)    $          15,031
----------------------------------------------------------------------------------------------------------------------------
           155,000       CA ABAG Finance Authority for
                         NonProfit Corporations COP
                         (O'Connor Woods)(1)                    6.200    11/01/2029     05/31/2012(B)              155,045
----------------------------------------------------------------------------------------------------------------------------
            55,000       CA ABAG Tax Allocation, Series
                         A(1)                                   6.000    12/15/2014     06/15/2012(B)               55,374
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Affordable Hsg. Agency
                         (Merced County Hsg.
                         Authority)(1)                          6.500    01/01/2033     01/02/2029(A)               81,914
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       CA CDA (Memorial Health
                         Service), Series A(1)                  6.000    10/01/2023     04/01/2013(B)            2,631,800
----------------------------------------------------------------------------------------------------------------------------
           680,000       CA Community College Financing
                         Authority (GCCCD/PCCD/STTJCCD
                         Obligated Group)(1)                    5.625    04/01/2026     10/01/2012(B)              684,522
----------------------------------------------------------------------------------------------------------------------------
         8,445,000       CA County Tobacco
                         Securitization Agency                  5.830(2) 06/01/2033     06/01/2033                 863,839
----------------------------------------------------------------------------------------------------------------------------
           125,000       CA County Tobacco
                         Securitization Agency (Golden
                         Gate Tobacco)(1)                       4.500    06/01/2021     12/15/2013(A)              114,720
----------------------------------------------------------------------------------------------------------------------------
           410,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.000    06/01/2026     01/10/2017(A)              367,401
----------------------------------------------------------------------------------------------------------------------------
           505,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.100    06/01/2028     05/14/2022(A)              438,254
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.125    06/01/2038     07/04/2026(A)            1,493,920
----------------------------------------------------------------------------------------------------------------------------
         6,620,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.250    06/01/2021     04/05/2017(A)            6,227,103
----------------------------------------------------------------------------------------------------------------------------
         2,240,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.450    06/01/2028     10/28/2024(A)            1,818,477
----------------------------------------------------------------------------------------------------------------------------
           315,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.500    06/01/2033     09/22/2015(A)              300,623
----------------------------------------------------------------------------------------------------------------------------
         8,280,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.750    06/01/2029     05/02/2017(A)            8,261,701
----------------------------------------------------------------------------------------------------------------------------
           150,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.875    06/01/2027     06/01/2012(B)              150,030
----------------------------------------------------------------------------------------------------------------------------
           380,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.875    06/01/2035     05/19/2023(A)              356,953
----------------------------------------------------------------------------------------------------------------------------
           305,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        5.875    06/01/2043     08/06/2024(A)              284,266
----------------------------------------------------------------------------------------------------------------------------
         2,815,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        6.000    06/01/2029     06/01/2012(B)            2,814,887
----------------------------------------------------------------------------------------------------------------------------
         4,965,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        6.000    06/01/2035     05/19/2024(A)            4,738,298
----------------------------------------------------------------------------------------------------------------------------
           435,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        6.000    06/01/2042     08/04/2028(A)              399,443
----------------------------------------------------------------------------------------------------------------------------
        10,700,000       CA County Tobacco
                         Securitization Agency (TASC)           6.068(2) 06/01/2046     06/05/2033(A)              585,183
----------------------------------------------------------------------------------------------------------------------------
         1,300,000       CA County Tobacco
                         Securitization Agency (TASC)(1)        6.250    06/01/2037     02/07/2022(A)            1,281,618
----------------------------------------------------------------------------------------------------------------------------

3  |  Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        Principal                                                                         Effective
          Amount                                             Coupon      Maturity         Maturity*                  Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $       2,795,000       CA County Tobacco
                         Securitization Authority
                         (TASC)(1)                              5.625%   06/01/2023     06/01/2012(B)    $       2,803,245
----------------------------------------------------------------------------------------------------------------------------
         2,685,000       CA Dept. of Transportation
                         COP(1)                                 5.250    03/01/2016     05/31/2012(B)            2,695,740
----------------------------------------------------------------------------------------------------------------------------
           755,000       CA Dept. of Water Resources
                         (Center Valley)(1)                     5.250    07/01/2022     05/31/2012(B)              757,982
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA Dept. of Water Resources
                         (Center Valley)                        5.400    07/01/2012     05/31/2012(B)               10,043
----------------------------------------------------------------------------------------------------------------------------
           965,000       CA Educational Facilities
                         Authority(1)                           5.125    04/01/2017     05/31/2012(B)              965,666
----------------------------------------------------------------------------------------------------------------------------
           250,000       CA Educational Facilities
                         Authority (California College
                         of Arts & Crafts)(1)                   5.750    06/01/2025     06/01/2012(B)              250,270
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Educational Facilities
                         Authority (California College
                         of Arts & Crafts)(1)                   5.875    06/01/2030     06/01/2012(B)               25,024
----------------------------------------------------------------------------------------------------------------------------
            60,000       CA Educational Facilities
                         Authority (Claremont University
                         Center)(1)                             5.000    03/01/2017     05/31/2012(B)               60,137
----------------------------------------------------------------------------------------------------------------------------
           105,000       CA Educational Facilities
                         Authority (Golden Gate
                         University)(1)                         5.500    10/01/2018     05/31/2012(B)              105,133
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA Educational Facilities
                         Authority (Los Angeles College
                         of Chiropractic)(1)                    5.600    11/01/2017     06/30/2015(A)                8,515
----------------------------------------------------------------------------------------------------------------------------
           325,000       CA Educational Facilities
                         Authority (Mills College)(1)           5.125    09/01/2022     05/31/2012(B)              325,390
----------------------------------------------------------------------------------------------------------------------------
           295,000       CA Educational Facilities
                         Authority (Pooled University)(1)       5.250    04/01/2024     05/31/2012(B)              295,021
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       CA Educational Facilities
                         Authority (Student Loan(1)             5.400    03/01/2021     05/31/2012(B)            1,501,800
----------------------------------------------------------------------------------------------------------------------------
           335,000       CA Financing Authority
                         (Wastewater Improvement)(1)            6.100    11/01/2033     12/17/2031(A)              331,442
----------------------------------------------------------------------------------------------------------------------------
            60,000       CA GO(1)                               4.800    08/01/2014     05/31/2012(B)               60,210
----------------------------------------------------------------------------------------------------------------------------
            30,000       CA GO(1)                               5.000    06/01/2012     05/31/2012(B)               30,095
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               5.000    06/01/2013     05/01/2012(B)                5,020
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA GO(1)                               5.000    06/01/2013     06/01/2012(B)               15,046
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA GO(1)                               5.000    06/01/2014     06/01/2012(B)               15,046
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO(1)                               5.000    06/01/2017     05/31/2012(B)               25,077
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               5.000    08/01/2017     05/31/2012(B)                5,015
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               5.000    10/01/2018     05/31/2012(B)                5,015
----------------------------------------------------------------------------------------------------------------------------
           775,000       CA GO(1)                               5.000    02/01/2019     05/31/2012(B)              777,395
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO(1)                               5.000    06/01/2019     05/31/2012(B)               25,077
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               5.000    06/01/2019     06/01/2012(B)                5,015
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               5.000    02/01/2021     05/31/2012(B)                5,015
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA GO(1)                               5.000    02/01/2022     05/31/2012(B)               10,031
----------------------------------------------------------------------------------------------------------------------------
           125,000       CA GO(1)                               5.000    11/01/2022     11/01/2012(B)              127,343
----------------------------------------------------------------------------------------------------------------------------
           150,000       CA GO(1)                               5.000    02/01/2023     05/31/2012(B)              150,464
----------------------------------------------------------------------------------------------------------------------------
            90,000       CA GO(1)                               5.000    10/01/2023     05/31/2012(B)               90,278
----------------------------------------------------------------------------------------------------------------------------
           105,000       CA GO(1)                               5.000    10/01/2023     05/31/2012(B)              105,324
----------------------------------------------------------------------------------------------------------------------------
            40,000       CA GO(1)                               5.000    10/01/2023     05/31/2012(B)               40,124
----------------------------------------------------------------------------------------------------------------------------

4  |  Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                        Effective
          Amount                                             Coupon      Maturity         Maturity*                  Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $           5,000       CA GO(1)                               5.000%   04/01/2024     05/31/2012(B)    $           5,016
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO(1)                               5.000    04/01/2024     05/31/2012(B)               25,078
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               5.000    02/01/2025     05/31/2012(B)                5,016
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO(1)                               5.125    10/01/2027     05/31/2012(B)               25,080
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO(1)                               5.250    10/01/2013     10/01/2012(B)               25,418
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO(1)                               5.250    10/01/2013     10/01/2012(B)               25,418
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA GO(1)                               5.250    06/01/2016     06/01/2012(B)               20,068
----------------------------------------------------------------------------------------------------------------------------
            80,000       CA GO(1)                               5.250    06/01/2017     06/01/2012(B)               80,274
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO                                  5.250    04/01/2018     05/31/2012(B)               25,083
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO                                  5.250    04/01/2019     05/31/2012(B)               25,083
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA GO                                  5.250    04/01/2021     05/31/2012(B)               15,050
----------------------------------------------------------------------------------------------------------------------------
           160,000       CA GO(1)                               5.250    06/01/2021     06/01/2012(B)              160,547
----------------------------------------------------------------------------------------------------------------------------
         4,970,000       CA GO(1)                               5.250    09/01/2024     09/01/2021(B)            5,860,276
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA GO(1)                               5.250    02/01/2028     05/31/2012(B)               15,048
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA GO(1)                               5.250    02/01/2029     02/01/2013(B)               10,292
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               5.250    02/01/2029     05/31/2012(B)                5,016
----------------------------------------------------------------------------------------------------------------------------
           185,000       CA GO(1)                               5.250    02/01/2030     05/31/2012(B)              185,594
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA GO(1)                               5.375    06/01/2026     06/01/2012(B)               15,055
----------------------------------------------------------------------------------------------------------------------------
           110,000       CA GO(1)                               5.500    03/01/2013     05/31/2012(B)              110,475
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA GO(1)                               5.500    04/01/2013     05/31/2012(B)               10,043
----------------------------------------------------------------------------------------------------------------------------
            85,000       CA GO(1)                               5.500    06/01/2013     05/31/2012(B)               85,367
----------------------------------------------------------------------------------------------------------------------------
            35,000       CA GO(1)                               5.500    03/01/2014     05/31/2012(B)               35,149
----------------------------------------------------------------------------------------------------------------------------
           110,000       CA GO(1)                               5.500    03/01/2014     05/31/2012(B)              110,468
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA GO(1)                               5.500    04/01/2014     05/31/2012(B)               20,085
----------------------------------------------------------------------------------------------------------------------------
            65,000       CA GO(1)                               5.500    06/01/2014     05/31/2012(B)               65,276
----------------------------------------------------------------------------------------------------------------------------
            80,000       CA GO(1)                               5.500    03/01/2015     05/31/2012(B)               80,333
----------------------------------------------------------------------------------------------------------------------------
            55,000       CA GO(1)                               5.500    04/01/2015     10/01/2012(B)               55,976
----------------------------------------------------------------------------------------------------------------------------
            40,000       CA GO(1)                               5.500    06/01/2015     05/31/2012(B)               40,166
----------------------------------------------------------------------------------------------------------------------------
            65,000       CA GO(1)                               5.500    04/01/2019     10/01/2012(B)               66,153
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA GO(1)                               5.500    03/01/2020     09/01/2012(B)               15,213
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO(1)                               5.500    03/01/2020     09/01/2012(B)               25,355
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO(1)                               5.500    10/01/2022     10/01/2012(B)               25,444
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA GO(1)                               5.500    06/01/2025     06/01/2012(B)               20,067
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               5.600    09/01/2021     09/01/2012(B)                5,073
----------------------------------------------------------------------------------------------------------------------------
            65,000       CA GO(1)                               5.600    09/01/2021     09/01/2012(B)               65,945
----------------------------------------------------------------------------------------------------------------------------
            70,000       CA GO(1)                               5.625    10/01/2021     10/01/2012(B)               71,279
----------------------------------------------------------------------------------------------------------------------------
           160,000       CA GO(1)                               5.625    10/01/2023     10/01/2012(B)              162,923
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA GO(1)                               5.625    09/01/2024     09/01/2012(B)               10,142
----------------------------------------------------------------------------------------------------------------------------
            55,000       CA GO(1)                               5.625    05/01/2026     05/31/2012(B)               55,201
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA GO(1)                               5.625    10/01/2026     10/01/2012(B)               15,277
----------------------------------------------------------------------------------------------------------------------------
            35,000       CA GO(1)                               5.750    03/01/2015     09/01/2012(B)               35,618
----------------------------------------------------------------------------------------------------------------------------
         4,990,000       CA GO(1)                               5.750    11/01/2017     11/01/2012(B)            5,115,499
----------------------------------------------------------------------------------------------------------------------------
            35,000       CA GO(1)                               5.750    11/01/2017     11/01/2012(B)               35,880
----------------------------------------------------------------------------------------------------------------------------

5  |  Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity      Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          45,000       CA GO(1)                               5.800%   06/01/2013     05/31/2012(B)    $            45,206
----------------------------------------------------------------------------------------------------------------------------
           230,000       CA GO(1)                               5.900    04/01/2023     10/01/2012(B)                234,464
----------------------------------------------------------------------------------------------------------------------------
         1,410,000       CA GO(1)                               5.900    04/01/2023     10/01/2012(B)              1,437,368
----------------------------------------------------------------------------------------------------------------------------
            75,000       CA GO(1)                               5.900    03/01/2025     09/01/2012(B)                 76,128
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA GO(1)                               6.000    05/01/2012     05/01/2012                    25,004
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA GO(1)                               6.000    10/01/2014     10/01/2012(B)                 15,353
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA GO(1)                               6.000    08/01/2015     08/01/2012(B)                 20,278
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA GO(1)                               6.000    05/01/2018     11/01/2012(B)                 20,507
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               6.000    08/01/2019     08/01/2012(B)                  5,061
----------------------------------------------------------------------------------------------------------------------------
            55,000       CA GO(1)                               6.000    10/01/2021     10/01/2012(B)                 56,091
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA GO(1)                               6.000    05/01/2024     11/01/2012(B)                  5,117
----------------------------------------------------------------------------------------------------------------------------
            90,000       CA GO(1)                               6.000    08/01/2024     08/01/2012(B)                 91,053
----------------------------------------------------------------------------------------------------------------------------
           605,000       CA GO(1)                               6.250    10/01/2019     10/01/2012(B)                617,887
----------------------------------------------------------------------------------------------------------------------------
           905,000       CA GO(1)                               6.250    10/01/2019     10/01/2012(B)                924,277
----------------------------------------------------------------------------------------------------------------------------
         5,000,000       CA GO(1)                               6.500    04/01/2033     04/01/2019(B)              6,101,750
----------------------------------------------------------------------------------------------------------------------------
           855,000       CA Golden State Tobacco
                         Securitization Corp.(1)                5.000    06/01/2017     06/01/2012(B)                855,180
----------------------------------------------------------------------------------------------------------------------------
            95,000       CA Golden State Tobacco
                         Securitization Corp.(1)                5.000    06/01/2020     06/01/2012(B)                 95,078
----------------------------------------------------------------------------------------------------------------------------
           500,000       CA Golden State Tobacco
                         Securitization Corp. (TASC)(1)         5.000    06/01/2018     06/01/2012(B)                500,100
----------------------------------------------------------------------------------------------------------------------------
            30,000       CA Golden State Tobacco
                         Securitization Corp. (TASC)(1)         5.000    06/01/2019     06/01/2012(B)                 30,027
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Golden State Tobacco
                         Securitization Corp. (TASC)(1)         5.000    06/01/2021     06/01/2012(B)                 50,039
----------------------------------------------------------------------------------------------------------------------------
           500,000       CA Golden State Tobacco
                         Securitization Corp. (TASC)(1)         5.000    06/01/2029     06/01/2012(B)                500,325
----------------------------------------------------------------------------------------------------------------------------
            60,000       CA Health Facilities Financing
                         Authority (Adventist Health
                         System/West)(1)                        5.000    03/01/2028     03/01/2013(B)                 60,448
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       CA Health Facilities Financing
                         Authority (CHCW)(1)                    5.250    03/01/2024     03/01/2016(B)              2,132,660
----------------------------------------------------------------------------------------------------------------------------
           500,000       CA Health Facilities Financing
                         Authority (CHCW/CHC Obligated
                         Group)(1)                              5.625    07/01/2032     07/01/2015(B)                547,230
----------------------------------------------------------------------------------------------------------------------------
            60,000       CA Health Facilities Financing
                         Authority (Exception Childrens
                         Foundation)(1)                         6.500    05/01/2020     05/28/2012(B)                 60,157
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA Health Facilities Financing
                         Authority (FF/OCTC/SCADP
                         Obligated Group)(1)                    6.500    12/01/2022     06/01/2012(B)                 10,023
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       CA Health Facilities Financing
                         Authority (Kaiser Permanente)(1)       5.400    05/01/2028     05/31/2012(B)              2,008,420
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA Health Facilities Financing
                         Authority (Marshall Hospital)          5.125    11/01/2012     05/31/2012(B)                 10,037
----------------------------------------------------------------------------------------------------------------------------

6 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon     Maturity       Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $         450,000       CA Health Facilities Financing
                         Authority (Northern California
                         Presbyterian Homes &
                         Services)(1)                           5.125%   07/01/2018     05/31/2012(B)    $           450,608
----------------------------------------------------------------------------------------------------------------------------
         1,255,000       CA Health Facilities Financing
                         Authority (Pomona Valley
                         Hospital Medical Center)(1)            5.625    07/01/2019     05/31/2012(B)              1,257,272
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA Health Facilities Financing
                         Authority (Pomona Valley
                         Hospital Medical Center)(1)            5.750    07/01/2015     05/31/2012(B)                 20,056
----------------------------------------------------------------------------------------------------------------------------
            30,000       CA Health Facilities Financing
                         Authority (Providence Health
                         System-Southern California)            5.500    10/01/2013     05/31/2012(B)                 30,121
----------------------------------------------------------------------------------------------------------------------------
            30,000       CA Health Facilities Financing
                         Authority (San Fernando Valley
                         Community Mental Health
                         Center)(1)                             5.250    06/01/2023     06/01/2012(B)                 30,036
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       CA Health Facilities Financing
                         Authority (Stanford Hospital &
                         Clinics)(1)                            5.250    11/15/2031     11/15/2020(B)              2,261,980
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Health Facilities Financing
                         Authority (Sunny View Lutheran
                         Home)(1)                               5.100    01/01/2024     05/31/2012(B)                100,105
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA Health Facilities Financing
                         Authority (Sutter Health)(1)           5.250    08/15/2031     08/15/2021(B)              1,143,280
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       CA HFA (Home Mtg.)(1)                  4.950    08/01/2023     02/01/2017(B)              1,012,800
----------------------------------------------------------------------------------------------------------------------------
         3,440,000       CA HFA (Home Mtg.)(1)                  5.000    08/01/2037     01/21/2013(B)              3,465,594
----------------------------------------------------------------------------------------------------------------------------
         6,055,000       CA HFA (Home Mtg.)(1)                  5.500    02/01/2042     05/26/2013(B)              6,281,820
----------------------------------------------------------------------------------------------------------------------------
         9,465,000       CA HFA (Home Mtg.)(1)                  5.500    08/01/2042     09/01/2013(B)              9,613,411
----------------------------------------------------------------------------------------------------------------------------
            55,000       CA HFA (Multifamily Hsg.)(1)           5.375    08/01/2028     05/31/2012(B)                 55,001
----------------------------------------------------------------------------------------------------------------------------
            40,000       CA HFA (Multifamily Hsg.)(1)           5.400    08/01/2018     05/31/2012(B)                 40,021
----------------------------------------------------------------------------------------------------------------------------
         2,035,000       CA HFA (Multifamily Hsg.)(1)           5.400    08/01/2018     05/31/2012(B)              2,036,079
----------------------------------------------------------------------------------------------------------------------------
           685,000       CA HFA (Multifamily Hsg.)(1)           5.450    08/01/2028     05/31/2012(B)                685,253
----------------------------------------------------------------------------------------------------------------------------
            60,000       CA HFA (Multifamily Hsg.)(1)           5.850    08/01/2017     05/31/2012(B)                 60,076
----------------------------------------------------------------------------------------------------------------------------
           645,000       CA HFA (Multifamily Hsg.)(1)           5.950    08/01/2028     05/31/2012(B)                650,218
----------------------------------------------------------------------------------------------------------------------------
           330,000       CA HFA (Multifamily Hsg.)(1)           6.050    08/01/2016     05/31/2012(B)                330,462
----------------------------------------------------------------------------------------------------------------------------
         2,675,000       CA HFA (Multifamily Hsg.)(1)           6.050    08/01/2027     05/31/2012(B)              2,693,270
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA HFA (Multifamily Hsg.)(1)           6.050    08/01/2038     05/31/2012(B)                 25,007
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       CA HFA (Multifamily Hsg.)(1)           6.150    08/01/2022     05/31/2012(B)              2,504,850
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Infrastructure and Economic
                         Devel. (Scripps Research
                         Institute)(1)                          5.625    07/01/2020     05/31/2012(B)                100,336
----------------------------------------------------------------------------------------------------------------------------
         3,550,000       CA Infrastructure and Economic
                         Devel. (Scripps Research
                         Institute)(1)                          5.750    07/01/2030     05/31/2012(B)              3,556,497
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA Infrastructure and Economic
                         Devel. (Stockton Port
                         District)(1)                           5.375    07/01/2022     02/24/2020(A)                 13,606
----------------------------------------------------------------------------------------------------------------------------
           375,000       CA Infrastructure and Economic
                         Devel. (Vermont Village Human
                         Services Corp.)(1)                     5.750    09/01/2023     09/01/2013(B)                391,834
----------------------------------------------------------------------------------------------------------------------------

7 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity      Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          75,000       CA Infrastructure and Economic
                         Devel. (YMCA of Metropolitan
                         Los Angeles)(1)                        5.250%   02/01/2026     05/14/2012(B)    $            75,897
----------------------------------------------------------------------------------------------------------------------------
           310,000       CA Intercommunity Hospital
                         Financing Authority COP(1)             5.250    11/01/2019     05/31/2012(B)                310,198
----------------------------------------------------------------------------------------------------------------------------
            35,000       CA M-S-R Public Power Agency
                         (San Juan)                             6.000    07/01/2022     05/31/2012(B)                 38,270
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA Maritime Infrastructure
                         Authority (Santa Cruz Port
                         District)(1)                           5.750    05/01/2024     05/01/2014(B)                 10,066
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Municipal Finance Authority
                         (Biola University)(1)                  5.625    10/01/2023     04/01/2018(B)                 53,753
----------------------------------------------------------------------------------------------------------------------------
         1,025,000       CA Municipal Finance Authority
                         (Community Hospitals of Central
                         California)(1)                         5.250    02/01/2024     02/01/2019(B)              1,082,831
----------------------------------------------------------------------------------------------------------------------------
            30,000       CA Pollution Control Financing
                         Authority (Sacramento Biosolids
                         Facility)(1)                           5.300    12/01/2017     06/25/2016(A)                 28,282
----------------------------------------------------------------------------------------------------------------------------
           340,000       CA Pollution Control Financing
                         Authority (Sacramento Biosolids
                         Facility)(1)                           5.500    12/01/2024     07/27/2022(A)                282,625
----------------------------------------------------------------------------------------------------------------------------
           860,000       CA Pollution Control Financing
                         Authority (San Diego Gas &
                         Electric Company)(1)                   5.850    06/01/2021     06/01/2012(B)                862,933
----------------------------------------------------------------------------------------------------------------------------
           195,000       CA Pollution Control Financing
                         Authority (San Diego Gas &
                         Electric Company)                      5.850    06/01/2021     06/01/2012(B)                195,665
----------------------------------------------------------------------------------------------------------------------------
           460,000       CA Pollution Control Financing
                         Authority (San Diego Gas &
                         Electric Company)(1)                   5.850    06/01/2021     06/01/2012(B)                461,569
----------------------------------------------------------------------------------------------------------------------------
           565,000       CA Pollution Control Financing
                         Authority (Southern California
                         Water Company)(1)                      5.500    12/01/2026     06/01/2012(B)                565,638
----------------------------------------------------------------------------------------------------------------------------
            40,000       CA Pollution Control Financing
                         Authority (West Coast Resource
                         Recovery)                              5.125    01/01/2014     05/31/2012(B)                 40,106
----------------------------------------------------------------------------------------------------------------------------
            55,000       CA Public Works(1)                     5.250    12/01/2013     06/01/2012(B)                 55,196
----------------------------------------------------------------------------------------------------------------------------
           745,000       CA Public Works(1)                     6.625    11/01/2034     04/17/2019(B)                885,284
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Public Works (California
                         Community Colleges)(1)                 5.000    12/01/2017     06/01/2012(B)                 50,121
----------------------------------------------------------------------------------------------------------------------------
            55,000       CA Public Works (California
                         Community Colleges)(1)                 5.100    09/01/2014     05/31/2012(B)                 55,189
----------------------------------------------------------------------------------------------------------------------------
         2,610,000       CA Public Works (California
                         Community Colleges)(1)                 5.250    12/01/2013     06/01/2012(B)              2,619,318
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Public Works (California
                         Community Colleges)(1)                 5.250    12/01/2013     06/01/2012(B)                 25,096
----------------------------------------------------------------------------------------------------------------------------
           200,000       CA Public Works (California
                         Community Colleges)(1)                 5.250    12/01/2014     06/01/2012(B)                200,702
----------------------------------------------------------------------------------------------------------------------------
           365,000       CA Public Works (California
                         Community Colleges)(1)                 5.250    12/01/2015     06/01/2012(B)                366,164
----------------------------------------------------------------------------------------------------------------------------

8 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity      Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          65,000       CA Public Works (California
                         Community Colleges)(1)                 5.250%   12/01/2015     06/01/2012(B)    $            65,207
----------------------------------------------------------------------------------------------------------------------------
            70,000       CA Public Works (California
                         Community Colleges)(1)                 5.250    12/01/2016     06/01/2012(B)                 70,206
----------------------------------------------------------------------------------------------------------------------------
            75,000       CA Public Works (California
                         Community Colleges)(1)                 5.250    12/01/2016     06/01/2012(B)                 75,221
----------------------------------------------------------------------------------------------------------------------------
           205,000       CA Public Works (California
                         Community Colleges)(1)                 5.250    09/01/2019     05/31/2012(B)                205,535
----------------------------------------------------------------------------------------------------------------------------
            60,000       CA Public Works (California
                         Highway Patrol)(1)                     5.250    11/01/2014     05/31/2012(B)                 60,211
----------------------------------------------------------------------------------------------------------------------------
           375,000       CA Public Works (California
                         Science Center)(1)                     5.250    10/01/2017     05/31/2012(B)                375,979
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       CA Public Works (California
                         State Prisons)(1)                      5.750    10/01/2031     10/01/2021(B)              2,258,140
----------------------------------------------------------------------------------------------------------------------------
           600,000       CA Public Works (California
                         State University)(1)                   5.250    10/01/2015     05/31/2012(B)                601,926
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Public Works (California
                         State University)(1)                   5.375    10/01/2016     05/31/2012(B)                 50,153
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Public Works (California
                         State University)(1)                   5.375    10/01/2017     05/31/2012(B)                 50,136
----------------------------------------------------------------------------------------------------------------------------
         1,365,000       CA Public Works (California
                         State University)(1)                   5.400    12/01/2016     06/01/2012(B)              1,369,177
----------------------------------------------------------------------------------------------------------------------------
            40,000       CA Public Works (California
                         State University)                      5.450    09/01/2014     05/31/2012(B)                 40,167
----------------------------------------------------------------------------------------------------------------------------
           400,000       CA Public Works (California
                         State University)(1)                   5.500    09/01/2015     05/31/2012(B)                401,624
----------------------------------------------------------------------------------------------------------------------------
           750,000       CA Public Works (Dept. of
                         Corrections and
                         Rehabilitation)(1)                     5.750    11/01/2029     11/01/2019(B)                858,645
----------------------------------------------------------------------------------------------------------------------------
            75,000       CA Public Works (Dept. of
                         Corrections)                           5.000    10/01/2012     05/31/2012(B)                 75,291
----------------------------------------------------------------------------------------------------------------------------
            80,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.000    09/01/2018     05/31/2012(B)                 80,210
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.250    09/01/2013     05/31/2012(B)                 50,194
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.250    09/01/2013     05/31/2012(B)                 25,097
----------------------------------------------------------------------------------------------------------------------------
           175,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.250    09/01/2014     05/31/2012(B)                175,621
----------------------------------------------------------------------------------------------------------------------------
           185,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.250    09/01/2015     05/31/2012(B)                185,598
----------------------------------------------------------------------------------------------------------------------------
            75,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.250    09/01/2015     05/31/2012(B)                 75,242
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.250    09/01/2015     05/31/2012(B)                 10,036
----------------------------------------------------------------------------------------------------------------------------
           250,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.250    03/01/2016     05/31/2012(B)                250,685
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.250    09/01/2016     05/31/2012(B)                 50,149
----------------------------------------------------------------------------------------------------------------------------

9 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity      Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $         100,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.375%   10/01/2015     05/31/2012(B)    $           100,332
----------------------------------------------------------------------------------------------------------------------------
           125,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.375    10/01/2016     05/31/2012(B)                125,383
----------------------------------------------------------------------------------------------------------------------------
            40,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.500    10/01/2017     05/31/2012(B)                 40,113
----------------------------------------------------------------------------------------------------------------------------
           350,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.500    10/01/2018     05/31/2012(B)                350,987
----------------------------------------------------------------------------------------------------------------------------
           350,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.500    10/01/2019     05/31/2012(B)                350,987
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.500    06/01/2022     12/01/2013(B)                108,147
----------------------------------------------------------------------------------------------------------------------------
            45,000       CA Public Works (Dept. of
                         Corrections)(1)                        5.625    10/01/2020     05/31/2012(B)                 45,131
----------------------------------------------------------------------------------------------------------------------------
           205,000       CA Public Works (Dept. of Food
                         & Agriculture)(1)                      5.400    06/01/2013     06/01/2012(B)                205,828
----------------------------------------------------------------------------------------------------------------------------
           320,000       CA Public Works (Dept. of
                         General Services)(1)                   5.250    12/01/2019     12/01/2012(B)                326,218
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Public Works (Dept. of
                         Health Services)                       5.300    11/01/2013     05/31/2012(B)                 25,098
----------------------------------------------------------------------------------------------------------------------------
            35,000       CA Public Works (Dept. of
                         Health Services)(1)                    5.400    11/01/2014     05/31/2012(B)                 35,128
----------------------------------------------------------------------------------------------------------------------------
         1,085,000       CA Public Works (Dept. of
                         Health Services)(1)                    5.500    11/01/2015     05/31/2012(B)              1,088,808
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA Public Works (Dept. of
                         Justice Building)(1)                   4.800    05/01/2015     05/31/2012(B)                 10,029
----------------------------------------------------------------------------------------------------------------------------
            95,000       CA Public Works (Dept. of
                         Mental Health)(1)                      5.125    06/01/2029     06/01/2014(B)                 97,893
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA Public Works (Dept. of
                         Veterans)(1)                           5.125    10/01/2013     05/31/2012(B)                 20,075
----------------------------------------------------------------------------------------------------------------------------
           150,000       CA Public Works (Dept. of Youth
                         Authority)(1)                          5.375    10/01/2015     05/31/2012(B)                150,498
----------------------------------------------------------------------------------------------------------------------------
            10,000       CA Public Works (Dept. of Youth
                         Authority)(1)                          5.500    10/01/2017     05/31/2012(B)                 10,028
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Public Works (Dept. of Youth
                         Authority)(1)                          5.500    10/01/2018     05/31/2012(B)                 25,071
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       CA Public Works (Judicial
                         Council)(1)                            5.250    12/01/2026     12/01/2021(B)              3,347,940
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Public Works (Library &
                         Courts Annex)(1)                       5.000    05/01/2015     05/31/2012(B)                 25,077
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Public Works (Regents
                         University)(1)                         5.250    11/01/2013     05/31/2012(B)                 25,100
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Public Works (Regents
                         University)(1)                         5.250    11/01/2013     05/31/2012(B)                 25,100
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       CA Public Works (State Archives
                         Building Complex)(1)                   5.375    12/01/2012     06/01/2012(B)              1,500,180
----------------------------------------------------------------------------------------------------------------------------
           115,000       CA Public Works (State
                         Universities)(1)                       5.250    12/01/2013     06/01/2012(B)                115,390
----------------------------------------------------------------------------------------------------------------------------

10 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity      Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $         220,000       CA Public Works (State
                         Universities)(1)                       5.400%   10/01/2022     05/31/2012(B)    $           220,603
----------------------------------------------------------------------------------------------------------------------------
         1,560,000       CA Public Works (State
                         Universities)(1)                       5.500    12/01/2018     06/01/2012(B)              1,564,399
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Public Works (Trustees
                         California State University)(1)        5.000    10/01/2019     05/31/2012(B)                 25,062
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Public Works (Trustees of
                         California)                            5.250    10/01/2012     05/31/2012(B)                100,429
----------------------------------------------------------------------------------------------------------------------------
            35,000       CA Public Works (Trustees of
                         California)                            5.250    10/01/2014     05/31/2012(B)                 35,140
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA Public Works (Various
                         California State
                         Universities)(1)                       5.550    09/01/2016     05/31/2012(B)                 20,064
----------------------------------------------------------------------------------------------------------------------------
            30,000       CA Public Works (Various
                         Community Colleges)(1)                 5.200    09/01/2017     05/31/2012(B)                 30,079
----------------------------------------------------------------------------------------------------------------------------
           275,000       CA Public Works (Various
                         Community Colleges)(1)                 5.375    03/01/2013     05/31/2012(B)                276,119
----------------------------------------------------------------------------------------------------------------------------
           655,000       CA Public Works (Various
                         Community Colleges)(1)                 5.375    03/01/2014     05/31/2012(B)                657,404
----------------------------------------------------------------------------------------------------------------------------
           145,000       CA Public Works (Various
                         Community Colleges)(1)                 5.500    04/01/2013     05/31/2012(B)                145,603
----------------------------------------------------------------------------------------------------------------------------
            75,000       CA Public Works (Various
                         Community Colleges)(1)                 5.600    04/01/2014     05/31/2012(B)                 75,292
----------------------------------------------------------------------------------------------------------------------------
         2,765,000       CA Public Works (Various
                         Community Colleges)(1)                 5.625    03/01/2016     05/31/2012(B)              2,774,235
----------------------------------------------------------------------------------------------------------------------------
         4,240,000       CA Public Works (Various
                         Community Colleges)(1)                 5.625    03/01/2016     05/31/2012(B)              4,254,162
----------------------------------------------------------------------------------------------------------------------------
         1,900,000       CA Public Works (Various
                         Community Colleges)(1)                 5.625    03/01/2019     05/31/2012(B)              1,905,548
----------------------------------------------------------------------------------------------------------------------------
           175,000       CA Public Works (Various State
                         Universities)                          5.200    12/01/2012     06/01/2012(B)                175,677
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Public Works (Various State
                         Universities)                          5.250    12/01/2013     06/01/2012(B)                100,365
----------------------------------------------------------------------------------------------------------------------------
           300,000       CA Public Works (Various State
                         Universities)(1)                       5.300    12/01/2014     06/01/2012(B)                301,083
----------------------------------------------------------------------------------------------------------------------------
           210,000       CA Public Works (Various State
                         Universities)(1)                       5.350    12/01/2015     06/01/2012(B)                210,729
----------------------------------------------------------------------------------------------------------------------------
           465,000       CA Public Works (Various State
                         Universities)(1)                       5.375    12/01/2019     06/01/2012(B)                466,265
----------------------------------------------------------------------------------------------------------------------------
           125,000       CA Public Works (Various State
                         Universities)(1)                       5.400    10/01/2022     05/31/2012(B)                125,343
----------------------------------------------------------------------------------------------------------------------------
           850,000       CA Public Works (Various State
                         Universities)(1)                       5.400    10/01/2022     05/31/2012(B)                853,392
----------------------------------------------------------------------------------------------------------------------------
           210,000       CA Public Works (Various State
                         Universities)(1)                       5.500    09/01/2015     05/31/2012(B)                210,720
----------------------------------------------------------------------------------------------------------------------------
            75,000       CA River Highlands Community
                         Services District(3)                   7.750    09/02/2020     02/04/2017(A)                 25,544
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA River Highlands Community
                         Services District(3)                   8.125    09/02/2020     03/08/2017(A)                  5,109
----------------------------------------------------------------------------------------------------------------------------

11 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity      Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          55,000       CA Rural Home Mtg. Finance
                         Authority (Single Family Mtg.),
                         Series A(1)                            6.350%   12/01/2029     09/15/2014(A)    $            56,768
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Statewide CDA(1)                    6.625    09/01/2027     05/31/2012(B)                 25,022
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA Statewide CDA(1)                    7.000    07/01/2022     05/31/2012(B)                  5,007
----------------------------------------------------------------------------------------------------------------------------
            30,000       CA Statewide CDA (Ararat Home
                         of Los Angeles)(1)                     5.550    06/01/2021     06/01/2012(B)                 30,053
----------------------------------------------------------------------------------------------------------------------------
            70,000       CA Statewide CDA (Bouquet
                         Canyon)(1)                             5.300    07/01/2018     06/01/2012(B)                 70,122
----------------------------------------------------------------------------------------------------------------------------
            65,000       CA Statewide CDA (California
                         Odd Fellow Hsg.)(1)                    5.375    10/01/2013     05/31/2012(B)                 65,241
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Statewide CDA
                         (CHF-Irvine-UCI East Campus
                         Apartments)(1)                         6.000    05/15/2023     05/15/2018(B)                110,864
----------------------------------------------------------------------------------------------------------------------------
         2,965,000       CA Statewide CDA (Children's
                         Hospital Los Angeles)(1)               5.250    08/15/2029     05/31/2012(B)              2,976,445
----------------------------------------------------------------------------------------------------------------------------
           490,000       CA Statewide CDA (Daughters of
                         Charity Health System/St.
                         Francis Medical Center
                         Obligated Group)(1)                    5.000    07/01/2022     05/28/2015(B)                512,447
----------------------------------------------------------------------------------------------------------------------------
         1,730,000       CA Statewide CDA (Daughters of
                         Charity Health System/St.
                         Francis Medical Center
                         Obligated Group)(1)                    5.250    07/01/2024     06/09/2015(B)              1,805,203
----------------------------------------------------------------------------------------------------------------------------
           930,000       CA Statewide CDA (Daughters of
                         Charity Health System/St.
                         Francis Medical Center
                         Obligated Group)(1)                    5.250    07/01/2025     03/01/2015(B)                967,600
----------------------------------------------------------------------------------------------------------------------------
           500,000       CA Statewide CDA (East Tabor
                         Apartments)(1)                         6.850    08/20/2036     05/31/2012(B)                520,895
----------------------------------------------------------------------------------------------------------------------------
            45,000       CA Statewide CDA (Escrow
                         Term)(1)                               6.750    09/01/2037     09/01/2014(B)                 45,838
----------------------------------------------------------------------------------------------------------------------------
           110,000       CA Statewide CDA (Family House
                         and Hsg. Foundation-Torrence I)        7.000    04/20/2036     05/31/2012(B)                114,937
----------------------------------------------------------------------------------------------------------------------------
            30,000       CA Statewide CDA (GP
                         Steinbeck)(1)                          5.700    09/20/2019     09/20/2012(B)                 30,955
----------------------------------------------------------------------------------------------------------------------------
            85,000       CA Statewide CDA (GP Steinbeck)        5.897(2) 09/20/2027     09/20/2012(B)                 34,767
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA Statewide CDA (John Muir
                         Health)(1)                             5.125    08/15/2017     05/31/2012(B)                 15,032
----------------------------------------------------------------------------------------------------------------------------
            60,000       CA Statewide CDA (John Muir/Mt.
                         Diablo Health System)(1)               5.250    08/15/2027     05/31/2012(B)                 60,054
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Statewide CDA (LA Orthopedic
                         Hospital Foundation)(1)                5.250    06/01/2015     06/01/2012(B)                100,239
----------------------------------------------------------------------------------------------------------------------------
         1,190,000       CA Statewide CDA (LA Orthopedic
                         Hospital Foundation)(1)                5.500    06/01/2019     06/01/2012(B)              1,191,987
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Statewide CDA (LA Orthopedic
                         Hospital Foundation/Orthopedic
                         Hospital Obligated Group)(1)           5.375    06/01/2016     06/01/2012(B)                 25,054
----------------------------------------------------------------------------------------------------------------------------
            70,000       CA Statewide CDA (LA Orthopedic
                         Hospital Foundation/Orthopedic
                         Hospital Obligated Group)(1)           5.500    06/01/2018     06/01/2012(B)                 70,133
----------------------------------------------------------------------------------------------------------------------------
            60,000       CA Statewide CDA (LA Orthopedic
                         Hospital Foundation/Orthopedic
                         Hospital Obligated Group)(1)           5.500    06/01/2020     06/01/2012(B)                 60,091
----------------------------------------------------------------------------------------------------------------------------

12 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity      Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
$           25,000       CA Statewide CDA (Lincoln
                         Apartments)(1)                         5.200%   09/20/2020     05/31/2012(B)    $            25,287
----------------------------------------------------------------------------------------------------------------------------
           250,000       CA Statewide CDA (Live Oak
                         School)(1)                             6.750    10/01/2030     05/31/2012(B)                253,165
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA Statewide CDA (Los Angeles
                         Orthopedic Hospital/Orthopaedic
                         Hospital Obligated Group)(1)           5.750    06/01/2030     06/01/2012(B)                 20,014
----------------------------------------------------------------------------------------------------------------------------
         3,045,000       CA Statewide CDA (Memorial
                         Health Services/Long Beach
                         Memorial Medical Center
                         Obligated Group)(1)                    5.500    10/01/2033     04/01/2013(B)              3,191,586
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Statewide CDA (Multifamily)         5.696(2) 09/20/2021     09/20/2012(B)                 58,689
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Statewide CDA (Multifamily)         5.744(2) 09/20/2023     09/20/2012(B)                 52,032
----------------------------------------------------------------------------------------------------------------------------
           150,000       CA Statewide CDA (Quail Ridge
                         Apartments)(1)                         5.375    07/01/2032     11/27/2029(A)                118,944
----------------------------------------------------------------------------------------------------------------------------
           430,000       CA Statewide CDA (Rio Bravo)(1)        6.500    12/01/2018     12/02/2015(A)                408,294
----------------------------------------------------------------------------------------------------------------------------
           100,000       CA Statewide CDA (Sherman
                         Oaks)(1)                               5.000    08/01/2018     05/31/2012(B)                100,148
----------------------------------------------------------------------------------------------------------------------------
           560,000       CA Statewide CDA (Sycamore)(1)         6.000    03/20/2038     03/20/2013(B)                593,992
----------------------------------------------------------------------------------------------------------------------------
           600,000       CA Statewide CDA (Water &
                         Wastewater)(1)                         5.125    10/01/2022     05/31/2012(B)                607,800
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Statewide CDA Community
                         Facilities District(1)                 6.350    09/01/2021     09/01/2012(B)                 25,613
----------------------------------------------------------------------------------------------------------------------------
            30,000       CA Statewide CDA COP (Ararat
                         Home of Los Angeles)(1)                5.400    06/01/2016     06/01/2012(B)                 30,077
----------------------------------------------------------------------------------------------------------------------------
         2,025,000       CA Statewide CDA COP
                         (CVHP/CVMC/FH Obligated Group)         5.500    04/01/2013     05/31/2012(B)              2,029,293
----------------------------------------------------------------------------------------------------------------------------
             5,000       CA Statewide CDA COP
                         (CVHP/CVMC/FH Obligated
                         Group)(1)                              5.000    04/01/2018     05/31/2012(B)                  5,002
----------------------------------------------------------------------------------------------------------------------------
           230,000       CA Statewide CDA COP
                         (CVHP/CVMC/FH Obligated
                         Group)(1)                              5.125    04/01/2023     05/07/2021(A)                227,810
----------------------------------------------------------------------------------------------------------------------------
            60,000       CA Statewide CDA COP (Internext
                         Group)(1)                              5.375    04/01/2017     05/31/2012(B)                 60,104
----------------------------------------------------------------------------------------------------------------------------
           475,000       CA Statewide CDA School
                         Facilities (47th & Main)(1)            5.125    07/01/2022     07/01/2021(B)                482,961
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA Statewide CDA Special Tax
                         Community Facilities District
                         No. 2007-1 (Orinda)(1)                 5.300    09/01/2017     05/31/2012(B)                 21,251
----------------------------------------------------------------------------------------------------------------------------
            90,000       CA Statewide CDA Water &
                         Wastewater(1)                          5.300    10/01/2020     05/31/2012(B)                 90,325
----------------------------------------------------------------------------------------------------------------------------
            85,000       CA Statewide CDA Water &
                         Wastewater(1)                          5.700    10/01/2024     05/31/2012(B)                 85,318
----------------------------------------------------------------------------------------------------------------------------
         3,389,000       CA Statewide Financing
                         Authority Tobacco Settlement
                         (TASC)(1)                              5.625    05/01/2029     06/08/2016(A)              3,388,864
----------------------------------------------------------------------------------------------------------------------------
         1,295,000       CA Statewide Financing
                         Authority Tobacco Settlement
                         (TASC)(1)                              5.625    05/01/2029     06/06/2016(A)              1,270,706
----------------------------------------------------------------------------------------------------------------------------

13 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity      Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $         250,000       CA Statewide Financing
                         Authority Tobacco Settlement
                         (TASC)(1)                              6.000%   05/01/2037     05/30/2025(A)    $           247,130
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Water Resource Devel. GO,
                         Series P(1)                            5.800    06/01/2014     05/31/2012(B)                 50,225
----------------------------------------------------------------------------------------------------------------------------
            20,000       CA Water Resource Devel. GO,
                         Series P & N(1)                        5.000    06/01/2020     05/31/2012(B)                 20,062
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Water Resource Devel. GO,
                         Series Q(1)                            5.000    03/01/2016     05/31/2012(B)                 50,155
----------------------------------------------------------------------------------------------------------------------------
            15,000       CA Water Resource Devel. GO,
                         Series Q & R(1)                        5.000    03/01/2017     05/31/2012(B)                 15,046
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Western Hills Water District
                         Special Tax(1)                         5.000    09/01/2014     09/13/2013(A)                 22,445
----------------------------------------------------------------------------------------------------------------------------
            25,000       CA Western Hills Water District
                         Special Tax (Diablo Grande
                         Community Facilities)(1)               4.650    09/01/2014     09/01/2014                    22,267
----------------------------------------------------------------------------------------------------------------------------
           120,000       CA Western Hills Water District
                         Special Tax (Diablo Grande
                         Community Facilities)(1)               6.000    09/01/2024     06/22/2021(A)                 81,502
----------------------------------------------------------------------------------------------------------------------------
            50,000       CA Western Hills Water District
                         Special Tax (Diablo Grande
                         Community Facilities)(1)               6.125    09/01/2031     03/23/2029(A)                 30,780
----------------------------------------------------------------------------------------------------------------------------
           115,000       CA Western Hills Water District
                         Special Tax (Diablo Grande
                         Community Facilities)(1)               6.750    09/01/2022     09/14/2018(A)                 86,955
----------------------------------------------------------------------------------------------------------------------------
            45,000       CA Western Hills Water District
                         Special Tax (Diablo Grande
                         Community Facilities)(1)               6.875    09/01/2031     04/30/2027(A)                 30,394
----------------------------------------------------------------------------------------------------------------------------
           310,000       CA William S. Hart Union School
                         District(1)                            6.000    09/01/2027     09/01/2012(B)                314,117
----------------------------------------------------------------------------------------------------------------------------
            10,000       Calabasas, CA Special Tax
                         Community Facilities District
                         98-1(1)                                5.750    09/01/2028     09/01/2012(B)                 10,005
----------------------------------------------------------------------------------------------------------------------------
            35,000       California City, CA Redevel.
                         Agency Tax Allocation(1)               7.000    09/01/2015     05/31/2012(B)                 35,094
----------------------------------------------------------------------------------------------------------------------------
            60,000       Campbell, CA (Civic Center)
                         COP(1)                                 5.250    10/01/2028     05/31/2012(B)                 60,200
----------------------------------------------------------------------------------------------------------------------------
            15,000       Canyon Lake, CA COP (Railroad
                         Canyon Road)(1)                        7.375    06/01/2014     06/01/2012(B)                 15,064
----------------------------------------------------------------------------------------------------------------------------
            40,000       Capistrano, CA Unified School
                         District (Education & Support
                         Facilities) COP(1)                     5.250    12/01/2026     06/01/2012(B)                 40,142
----------------------------------------------------------------------------------------------------------------------------
            75,000       Capistrano, CA Unified School
                         District (Las Flores)(1)               5.000    09/01/2023     09/01/2012(B)                 75,208
----------------------------------------------------------------------------------------------------------------------------
            50,000       Capistrano, CA Unified School
                         District School Facilities
                         Improvement District No. 1(1)          5.000    08/01/2013     08/01/2012(B)                 50,592
----------------------------------------------------------------------------------------------------------------------------
           100,000       Capistrano, CA Unified School
                         District School Facilities
                         Improvement District No. 1(1)          5.000    08/01/2018     08/01/2012(B)                101,135
----------------------------------------------------------------------------------------------------------------------------

14 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity      Maturity*                     Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          25,000       Capistrano, CA Unified School
                         District School Facilities
                         Improvement District No. 1             5.300%   08/01/2012     05/31/2012(B)    $            25,109
----------------------------------------------------------------------------------------------------------------------------
            50,000       Capistrano, CA Unified School
                         District School Facilities
                         Improvement District No. 1(1)          6.000    08/01/2024     05/31/2012(B)                 50,191
----------------------------------------------------------------------------------------------------------------------------
            80,000       Carlsbad, CA Improvement Bond
                         Act 1915(1)                            5.550    09/02/2028     09/02/2012(B)                 80,195
----------------------------------------------------------------------------------------------------------------------------
           120,000       Carlsbad, CA Improvement Bond
                         Act 1915                               5.950    09/02/2025     09/02/2012(B)                120,551
----------------------------------------------------------------------------------------------------------------------------
            30,000       Carlsbad, CA Improvement Bond
                         Act 1915(1)                            6.000    09/02/2022     09/02/2012(B)                 30,167
----------------------------------------------------------------------------------------------------------------------------
            85,000       Carson, CA Improvement Bond Act
                         1915(1)                                7.375    09/02/2022     09/02/2012(B)                 85,472
----------------------------------------------------------------------------------------------------------------------------
            30,000       Castaic, CA Union School
                         District Community Facilities
                         District No. 92-1(1)                   8.500    10/01/2013     10/01/2012(B)                 30,709
----------------------------------------------------------------------------------------------------------------------------
         2,750,000       Castaic, CA Union School
                         District Community Facilities
                         District No. 92-1(1)                   9.000    10/01/2019     10/01/2012(B)              2,798,730
----------------------------------------------------------------------------------------------------------------------------
            70,000       Cathedral City, CA Improvement
                         Bond Act 1915(1)                       5.950    09/02/2034     09/02/2012(B)                 72,210
----------------------------------------------------------------------------------------------------------------------------
           100,000       Cathedral City, CA Public
                         Financing Authority(1)                 5.300    08/01/2013     05/31/2012(B)                100,190
----------------------------------------------------------------------------------------------------------------------------
            50,000       Cathedral City, CA Special Tax
                         Community Facilities District
                         No. 1                                  6.625    09/01/2023     09/25/2022(A)                 39,017
----------------------------------------------------------------------------------------------------------------------------
            50,000       Cathedral City, CA Special Tax
                         Community Facilities District
                         No. 1                                  6.700    09/01/2030     01/10/2028(A)                 33,974
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Central CA Unified School
                         District(1)                            5.000    07/01/2029     07/01/2014(B)              2,606,525
----------------------------------------------------------------------------------------------------------------------------
            10,000       Central CA Unified School
                         District(1)                            5.625    03/01/2018     09/01/2012(B)                 10,178
----------------------------------------------------------------------------------------------------------------------------
            95,000       Chico, CA Improvement Bond Act
                         1915 (Mission Ranch)(1)                6.625    09/02/2012     09/02/2012                    96,093
----------------------------------------------------------------------------------------------------------------------------
           100,000       Chico, CA Improvement Bond Act
                         1915 (Mission Ranch)                   6.625    09/02/2013     09/02/2013                   103,980
----------------------------------------------------------------------------------------------------------------------------
            55,000       Chino, CA Community Facilities
                         District Special Tax(1)                5.750    09/01/2034     09/01/2014(B)                 55,245
----------------------------------------------------------------------------------------------------------------------------
            20,000       Chowchilla, CA Improvement Bond
                         Act 1915(1)                            6.700    09/02/2027     09/02/2012(B)                 20,467
----------------------------------------------------------------------------------------------------------------------------
            55,000       Chula Vista, CA Community
                         Facilities District (Eastlake
                         Woods)(1)                              5.700    09/01/2016     09/01/2012(B)                 56,016
----------------------------------------------------------------------------------------------------------------------------
            15,000       Chula Vista, CA Community
                         Facilities District (Eastlake
                         Woods)(1)                              6.100    09/01/2021     09/01/2012(B)                 15,232
----------------------------------------------------------------------------------------------------------------------------
           250,000       Chula Vista, CA Community
                         Facilities District (Otay Ranch
                         Village)(1)                            6.000    09/01/2033     09/01/2012(B)                250,770
----------------------------------------------------------------------------------------------------------------------------
            10,000       Chula Vista, CA Improvement
                         Bond Act 1915 Assessment
                         District No. 94-1 (Eastlake)(1)        7.000    09/02/2015     09/02/2012(B)                 10,415
----------------------------------------------------------------------------------------------------------------------------

15 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)


        Principal                                                                          Effective
          Amount                                               Coupon      Maturity        Maturity*                Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
$        1,000,000       Clovis, CA Public Financing
                         Authority(1)                           5.000%   03/01/2027     05/31/2012(B)    $       1,000,820
----------------------------------------------------------------------------------------------------------------------------
            25,000       Colton, CA Community Facilities
                         District Special Tax(1)                5.800    09/01/2018     09/01/2012(B)               25,098
----------------------------------------------------------------------------------------------------------------------------
           175,000       Colton, CA Joint Unified School
                         District                               5.700    09/01/2034     09/01/2014(B)              175,348
----------------------------------------------------------------------------------------------------------------------------
            50,000       Colton, CA Joint Unified School
                         District COP(1)                        5.100    06/01/2020     06/01/2012(B)               50,036
----------------------------------------------------------------------------------------------------------------------------
            50,000       Colton, CA Public Financing
                         Authority, Series B(1)                 5.875    08/01/2027     07/31/2012(B)               49,994
----------------------------------------------------------------------------------------------------------------------------
            20,000       Colton, CA Redevel. Agency
                         (West Valley)(1)                       6.375    09/01/2035     08/31/2012(B)               19,999
----------------------------------------------------------------------------------------------------------------------------
         3,500,000       Compton, CA Public Finance
                         Authority(1)                           5.000    09/01/2022     09/01/2022               3,261,090
----------------------------------------------------------------------------------------------------------------------------
           100,000       Compton, CA Sewer(1)                   5.375    09/01/2023     05/31/2012(B)              100,153
----------------------------------------------------------------------------------------------------------------------------
            45,000       Concord, CA Joint Powers
                         Financing Authority (Concord
                         Avenue Packaging)(1)                   5.125    03/01/2023     09/01/2012(B)               45,239
----------------------------------------------------------------------------------------------------------------------------
           110,000       Contra Costa County, CA Public
                         Financing Authority(1)                 5.250    06/01/2015     06/01/2012(B)              110,384
----------------------------------------------------------------------------------------------------------------------------
            25,000       Contra Costa County, CA Public
                         Financing Authority(1)                 5.250    06/01/2016     06/01/2012(B)               25,081
----------------------------------------------------------------------------------------------------------------------------
         1,170,000       Contra Costa County, CA Public
                         Financing Authority (Pleasant
                         Hill Bart)(1)                          5.125    08/01/2019     05/31/2012(B)            1,170,410
----------------------------------------------------------------------------------------------------------------------------
            25,000       Contra Costa, CA Community
                         College District COP (Diablo
                         Valley College)(1)                     6.000    06/01/2021     06/01/2012(B)               25,111
----------------------------------------------------------------------------------------------------------------------------
           150,000       Contra Costa, CA Water District        5.000    10/01/2024     10/01/2012(B)              152,271
----------------------------------------------------------------------------------------------------------------------------
           200,000       Corona, CA Public Financing
                         Authority (City Hall)(1)               5.250    09/01/2016     09/01/2012(B)              201,802
----------------------------------------------------------------------------------------------------------------------------
            25,000       Corona, CA Redevel. Agency Tax
                         Allocation(1)                          5.500    09/01/2016     05/31/2012(B)               25,045
----------------------------------------------------------------------------------------------------------------------------
            15,000       Corona-Norco, CA Unified School
                         District(1)                            5.625    09/01/2033     09/01/2013(B)               15,089
----------------------------------------------------------------------------------------------------------------------------
            40,000       Corona-Norco, CA Unified School
                         District(1)                            5.750    09/01/2014     05/31/2012(B)               40,112
----------------------------------------------------------------------------------------------------------------------------
           100,000       Corona-Norco, CA Unified School
                         District Community Facilities
                         District No. 06-1                      6.000    09/01/2027     09/01/2012(B)              103,237
----------------------------------------------------------------------------------------------------------------------------
            60,000       Coronado, CA Community Devel.
                         Agency Tax Allocation                  5.100    09/01/2013     05/31/2012(B)               60,225
----------------------------------------------------------------------------------------------------------------------------
            25,000       Cudahy, CA Community Devel.
                         Commission Tax Allocation(1)           6.000    10/01/2016     10/01/2016                  26,797
----------------------------------------------------------------------------------------------------------------------------
           120,000       Cudahy, CA Community Devel.
                         Commission Tax Allocation(1)           6.625    10/01/2018     10/01/2018                 131,832
----------------------------------------------------------------------------------------------------------------------------
           155,000       Cudahy, CA Community Devel.
                         Commission Tax Allocation(1)           6.875    10/01/2019     10/01/2019                 172,315
----------------------------------------------------------------------------------------------------------------------------

16 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                         Effective
          Amount                                               Coupon      Maturity        Maturity*                Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          35,000       Cudahy, CA Community Devel.
                         Commission Tax Allocation(1)           6.875%   10/01/2020     10/01/2020       $          41,079
----------------------------------------------------------------------------------------------------------------------------
           185,000       Cudahy, CA Community Devel.
                         Commission Tax Allocation(1)           7.000    10/01/2021     10/01/2021                 217,693
----------------------------------------------------------------------------------------------------------------------------
           110,000       Cudahy, CA Community Devel.
                         Commission Tax Allocation(1)           7.125    10/01/2020     10/01/2020                 123,868
----------------------------------------------------------------------------------------------------------------------------
           130,000       Cudahy, CA Community Devel.
                         Commission Tax Allocation(1)           7.250    10/01/2021     10/01/2021                 147,876
----------------------------------------------------------------------------------------------------------------------------
           315,000       Cudahy, CA Community Devel.
                         Commission Tax Allocation(1)           7.750    10/01/2027     10/01/2021(B)              355,172
----------------------------------------------------------------------------------------------------------------------------
            15,000       Culver City, CA Redevel.
                         Finance Authority(1)                   5.500    11/01/2014     11/14/2013(A)               15,427
----------------------------------------------------------------------------------------------------------------------------
            20,000       Cypress, CA Improvement Bond
                         Act 1915 (Business and
                         Professional Center)(1)                5.700    09/02/2022     05/31/2012(B)               20,009
----------------------------------------------------------------------------------------------------------------------------
            20,000       Davis, CA Joint Unified School
                         District Special Tax(1)                5.300    08/15/2024     08/15/2012(B)               20,036
----------------------------------------------------------------------------------------------------------------------------
            10,000       Del Mar, CA Unified School
                         District(1)                            5.875    09/01/2029     09/01/2013(B)               10,066
----------------------------------------------------------------------------------------------------------------------------
           840,000       Del Norte County, CA COP(1)            5.400    06/01/2019     06/01/2012(B)              842,730
----------------------------------------------------------------------------------------------------------------------------
            40,000       Dixon, CA Public Financing
                         Authority(1)                           5.150    09/02/2020     09/02/2012(B)               40,155
----------------------------------------------------------------------------------------------------------------------------
            35,000       Dixon, CA Public Financing
                         Authority(1)                           5.700    09/02/2020     09/02/2012(B)               35,089
----------------------------------------------------------------------------------------------------------------------------
           480,000       Downey, CA Community Devel.
                         Commission Tax Allocation
                         (Downey Redevel.)(1)                   5.125    08/01/2020     08/01/2012(B)              480,485
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Duarte, CA COP (Hope National
                         Medical Center)(1)                     5.250    04/01/2019     05/31/2012(B)            1,002,140
----------------------------------------------------------------------------------------------------------------------------
           185,000       Duarte, CA Hsg. (Heritage Park
                         Apartments)(1)                         5.850    05/01/2030     06/01/2012(B)              185,131
----------------------------------------------------------------------------------------------------------------------------
            40,000       Eastern CA Municipal Water
                         District Community Facilities
                         Special Tax(1)                         6.375    09/01/2027     09/01/2013(B)               40,426
----------------------------------------------------------------------------------------------------------------------------
           250,000       Eastern CA Municipal Water
                         District Community Facilities
                         Special Tax(1)                         6.375    09/01/2037     09/01/2012(B)              255,430
----------------------------------------------------------------------------------------------------------------------------
            90,000       Eastern CA Municipal Water
                         District Community Facilities
                         Special Tax (Crown Valley
                         Village)(1)                            5.500    09/01/2028     09/14/2027(A)               86,615
----------------------------------------------------------------------------------------------------------------------------
            65,000       Eastern CA Municipal Water
                         District Community Facilities
                         Special Tax (Crown Valley
                         Village)(1)                            5.625    09/01/2034     04/30/2032(A)               60,692
----------------------------------------------------------------------------------------------------------------------------
            50,000       Eastern CA Municipal Water
                         District Community Facilities
                         Special Tax (Promontory Park)(1)       5.500    09/01/2024     09/01/2014(B)               50,640
----------------------------------------------------------------------------------------------------------------------------
            10,000       Eastern CA Municipal Water
                         District Improvement Bond Act
                         1915(1)                                5.750    09/02/2020     09/02/2012(B)               10,034
----------------------------------------------------------------------------------------------------------------------------
            50,000       El Dorado County, CA Special
                         Tax(1)                                 6.250    09/01/2029     05/31/2012(B)               50,032
----------------------------------------------------------------------------------------------------------------------------
            75,000       El Monte, CA City School
                         District(1)                            6.250    05/01/2025     11/01/2012(B)               77,217
----------------------------------------------------------------------------------------------------------------------------
         1,170,000       Emery, CA Unified School
                         District(1)                            6.250    08/01/2026     08/01/2021(B)            1,449,536
----------------------------------------------------------------------------------------------------------------------------

17 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                         Effective
          Amount                                               Coupon      Maturity        Maturity*                Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          25,000       Emeryville, CA Public Financing
                         Authority                              6.100%   09/01/2012     05/31/2012(B)    $          25,078
----------------------------------------------------------------------------------------------------------------------------
           145,000       Emeryville, CA Public Financing
                         Authority(1)                           6.200    09/01/2025     05/31/2012(B)              145,200
----------------------------------------------------------------------------------------------------------------------------
            20,000       Encinitas, CA Improvement Bond
                         Act 1915(1)                            6.900    09/02/2017     09/02/2012(B)               19,999
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Escondido, CA Joint Powers
                         Financing Authority (Reidy
                         Creek)(1)                              5.125    09/01/2030     05/31/2012(B)            1,000,580
----------------------------------------------------------------------------------------------------------------------------
            15,000       Fairfield, CA Improvement Bond
                         Act 1915 (Green Valley
                         Road/Mangels Blvd.)(1)                 7.375    09/02/2018     09/02/2012(B)               15,598
----------------------------------------------------------------------------------------------------------------------------
            15,000       Florin, CA Resource
                         Conservation District COP              6.000    02/01/2029     04/04/2027(A)                9,088
----------------------------------------------------------------------------------------------------------------------------
           260,000       Folsom Cordova, CA Unified
                         School District School
                         Facilities Improvement District
                         No. 1                                  5.500    10/01/2015     05/31/2012(B)              263,487
----------------------------------------------------------------------------------------------------------------------------
           270,000       Folsom Cordova, CA Unified
                         School District School
                         Facilities Improvement District
                         No. 2(1)                               5.250    10/01/2013     05/31/2012(B)              273,791
----------------------------------------------------------------------------------------------------------------------------
           250,000       Folsom Cordova, CA Unified
                         School District School
                         Facilities Improvement District
                         No. 2(1)                               5.375    10/01/2017     05/31/2012(B)              253,545
----------------------------------------------------------------------------------------------------------------------------
            10,000       Folsom, CA Improvement Bond Act
                         1915(1)                                6.500    09/02/2013     09/02/2012(B)               10,127
----------------------------------------------------------------------------------------------------------------------------
            25,000       Folsom, CA Public Financing
                         Authority(1)                           5.400    09/02/2020     09/02/2012(B)               25,059
----------------------------------------------------------------------------------------------------------------------------
            25,000       Folsom, CA Public Financing
                         Authority(1)                           5.625    09/02/2020     09/02/2012(B)               25,060
----------------------------------------------------------------------------------------------------------------------------
            15,000       Fontana, CA Public Financing
                         Authority (North Fontana
                         Redevel.)(1)                           5.000    09/01/2023     09/01/2012(B)               15,097
----------------------------------------------------------------------------------------------------------------------------
           675,000       Fontana, CA Public Financing
                         Authority (North Fontana
                         Redevel.)(1)                           5.500    09/01/2032     05/31/2012(B)              690,093
----------------------------------------------------------------------------------------------------------------------------
           555,000       Fontana, CA Redevel. Agency
                         (Downtown Redevel.)(1)                 5.000    09/01/2014     05/31/2012(B)              556,038
----------------------------------------------------------------------------------------------------------------------------
           100,000       Fontana, CA Redevel. Agency
                         (Downtown Redevel.)(1)                 5.000    09/01/2016     05/31/2012(B)              100,146
----------------------------------------------------------------------------------------------------------------------------
            10,000       Fontana, CA Redevel. Agency
                         (Jurupa Hills)(1)                      5.500    10/01/2027     10/01/2012(B)               10,039
----------------------------------------------------------------------------------------------------------------------------
           250,000       Fontana, CA Redevel. Agency
                         (Southwest Industrial Park)(1)         5.000    09/01/2022     05/31/2012(B)              250,200
----------------------------------------------------------------------------------------------------------------------------
           265,000       Fontana, CA Special Tax
                         (Citrus)(1)                            5.000    09/01/2020     09/01/2016(B)              269,942
----------------------------------------------------------------------------------------------------------------------------
         2,300,000       Fontana, CA Special Tax
                         Community Facilities District
                         No. 2-A(1)                             5.250    09/01/2017     09/01/2012(B)            2,315,709
----------------------------------------------------------------------------------------------------------------------------
            10,000       Fontana, CA Special Tax
                         Community Facilities District
                         No. 4(1)                               7.125    10/01/2015     10/01/2012(B)               10,174
----------------------------------------------------------------------------------------------------------------------------
           160,000       Foothill, CA Eastern
                         Transportation Corridor Agency
                         Toll Road(1)                           5.125    01/15/2019     05/31/2012(B)              160,005
----------------------------------------------------------------------------------------------------------------------------

18 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                         Effective
          Amount                                               Coupon      Maturity        Maturity*               Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $       1,585,000       Foothill, CA Eastern
                         Transportation Corridor Agency
                         Toll Road(1)                           5.875%   01/15/2026     01/15/2014(B)    $       1,616,779
----------------------------------------------------------------------------------------------------------------------------
           300,000       Foothill, CA Eastern
                         Transportation Corridor Agency
                         Toll Road)(1)                          5.000    01/15/2016     05/31/2012(B)              300,024
----------------------------------------------------------------------------------------------------------------------------
           150,000       Foothill, CA Eastern
                         Transportation Corridor Agency
                         Toll Road)(1)                          5.375    01/15/2014     05/31/2012(B)              150,084
----------------------------------------------------------------------------------------------------------------------------
         1,175,000       Fresno, CA Airport(1)                  5.800    07/01/2030     05/31/2012(B)            1,178,925
----------------------------------------------------------------------------------------------------------------------------
            10,000       Fresno, CA Joint Powers
                         Financing Authority(1)                 5.000    06/01/2019     06/01/2012(B)               10,036
----------------------------------------------------------------------------------------------------------------------------
         2,160,000       Fresno, CA Joint Powers
                         Financing Authority(1)                 5.250    10/01/2024     10/01/2014(B)            2,258,129
----------------------------------------------------------------------------------------------------------------------------
            70,000       Fresno, CA Joint Powers
                         Financing Authority(1)                 5.500    06/01/2015     06/01/2012(B)               70,291
----------------------------------------------------------------------------------------------------------------------------
           115,000       Fresno, CA Joint Powers
                         Financing Authority(1)                 5.750    06/01/2026     06/01/2012(B)              120,597
----------------------------------------------------------------------------------------------------------------------------
           225,000       Fresno, CA Unified School
                         District Education Center(1)           6.550    08/01/2020     02/01/2013(B)              240,604
----------------------------------------------------------------------------------------------------------------------------
            25,000       Fullerton, CA Community
                         Facilities District No. 1
                         Special Tax (Amerige Heights)(1)       6.200    09/01/2032     09/01/2012(B)               25,179
----------------------------------------------------------------------------------------------------------------------------
           135,000       Fullerton, CA Redevel. Agency
                         COP(1)                                 5.000    04/01/2026     04/01/2017(B)              137,885
----------------------------------------------------------------------------------------------------------------------------
            80,000       Fullerton, CA School District
                         Special Tax(1)                         6.300    09/01/2023     09/01/2012(B)               81,334
----------------------------------------------------------------------------------------------------------------------------
            10,000       Galt, CA Improvement Bond Act
                         1915(1)                                5.900    09/02/2022     09/02/2012(B)               10,316
----------------------------------------------------------------------------------------------------------------------------
           100,000       Garden Grove, CA Agency for
                         Community Devel. Tax
                         Allocation(1)                          5.375    10/01/2020     10/01/2013(B)              101,924
----------------------------------------------------------------------------------------------------------------------------
            20,000       Granada, CA Sanitation District
                         Improvement Bond Act 1915(1)           6.125    09/02/2022     09/02/2012(B)               20,061
----------------------------------------------------------------------------------------------------------------------------
           425,000       Grand Terrace, CA Community
                         Redevel. Agency(1)                     5.100    09/01/2022     09/01/2019(B)              454,686
----------------------------------------------------------------------------------------------------------------------------
            15,000       Greenfield, CA Redevel.
                         Agency(1)                              6.000    02/01/2029     02/19/2028(A)               13,423
----------------------------------------------------------------------------------------------------------------------------
         1,475,000       Hawaiian Gardens, CA Public
                         Finance Authority Tax
                         Allocation(1)                          5.250    12/01/2022     12/01/2014(B)            1,540,549
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Hawaiian Gardens, CA Public
                         Finance Authority Tax
                         Allocation(1)                          5.250    12/01/2023     12/01/2014(B)            1,042,100
----------------------------------------------------------------------------------------------------------------------------
         3,220,000       Hawthorne, CA Community
                         Redevel. Agency Special Tax(1)         6.125    10/01/2025     10/01/2012(B)            3,343,584
----------------------------------------------------------------------------------------------------------------------------
           120,000       Hawthorne, CA Parking Authority        8.000    09/01/2015     09/01/2012(B)              121,727
----------------------------------------------------------------------------------------------------------------------------
           155,000       Hawthorne, CA Parking Authority        8.125    09/01/2019     09/01/2012(B)              156,555
----------------------------------------------------------------------------------------------------------------------------
            45,000       Hayward, CA Improvement Bond
                         Act 1915(1)                            7.100    09/02/2018     09/02/2012(B)               45,423
----------------------------------------------------------------------------------------------------------------------------
            50,000       Hayward, CA Public Finance
                         Authority (Hayward Water System)       5.100    06/01/2013     06/01/2012(B)               50,161
----------------------------------------------------------------------------------------------------------------------------
         1,990,000       Hesperia, CA Public Financing
                         Authority, Tranche A(1)                6.250    09/01/2035     09/01/2012(B)            1,990,119
----------------------------------------------------------------------------------------------------------------------------

19 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                         Effective
          Amount                                               Coupon      Maturity        Maturity*              Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          10,000       Hollister, CA Improvement Bond
                         Act 1915(1)                            7.125%   09/02/2022     09/02/2012(B)    $          10,343
----------------------------------------------------------------------------------------------------------------------------
            15,000       Huntington Beach, CA Community
                         Facilities District(1)                 5.400    10/01/2020     10/01/2012(B)               15,121
----------------------------------------------------------------------------------------------------------------------------
            20,000       Huntington Beach, CA Community
                         Facilities District Special
                         Tax(1)                                 6.250    09/01/2027     09/01/2012(B)               20,085
----------------------------------------------------------------------------------------------------------------------------
         2,735,000       Imperial, CA PFA (Water
                         Facility)(1)                           5.000    10/15/2026     10/15/2022(B)            2,933,698
----------------------------------------------------------------------------------------------------------------------------
            50,000       Indio, CA Community Facilities
                         District Special Tax
                         (Talavera)(1)                          5.000    09/01/2017     09/01/2012(B)               50,221
----------------------------------------------------------------------------------------------------------------------------
           125,000       Indio, CA Hsg. (Olive Court
                         Apartments)(1)                         6.375    12/01/2026     06/01/2012(B)              125,116
----------------------------------------------------------------------------------------------------------------------------
            20,000       Indio, CA Improvement Bond Act
                         1915(1)                                6.350    09/02/2027     09/02/2012(B)               20,468
----------------------------------------------------------------------------------------------------------------------------
            20,000       Indio, CA Improvement Bond Act
                         1915(1)                                6.375    09/02/2027     09/02/2012(B)               20,469
----------------------------------------------------------------------------------------------------------------------------
            30,000       Indio, CA Improvement Bond Act
                         1915 Assessment District No.
                         99.1(1)                                7.125    09/02/2020     05/31/2012(B)               30,064
----------------------------------------------------------------------------------------------------------------------------
            45,000       Inglewood, CA Public Financing
                         Authority(1)                           5.625    08/01/2017     08/01/2012(B)               45,210
----------------------------------------------------------------------------------------------------------------------------
           750,000       Inland Valley, CA Devel. Agency
                         Tax Allocation(1)                      5.500    04/01/2014     04/01/2014                 823,290
----------------------------------------------------------------------------------------------------------------------------
            20,000       Irvine, CA Improvement Bond Act
                         1915(1)                                5.600    09/02/2022     09/02/2012(B)               20,490
----------------------------------------------------------------------------------------------------------------------------
            55,000       Kaweah, CA Delta Health Care
                         District(1)                            5.250    06/01/2024     06/01/2012(B)               55,058
----------------------------------------------------------------------------------------------------------------------------
            15,000       Kingsburg, CA Public Financing
                         Authority(1)                           8.000    09/15/2021     05/31/2012(B)               15,034
----------------------------------------------------------------------------------------------------------------------------
            25,000       La Habra, CA Redevel. Agency
                         Community Facilities District(1)       6.000    09/01/2014     05/31/2012(B)               25,060
----------------------------------------------------------------------------------------------------------------------------
            10,000       La Habra, CA Redevel. Agency
                         Community Facilities District(1)       6.000    09/01/2019     05/31/2012(B)               10,011
----------------------------------------------------------------------------------------------------------------------------
            55,000       La Mesa, CA Improvement Bond
                         Act 1915(1)                            5.750    09/02/2023     09/02/2012(B)               55,107
----------------------------------------------------------------------------------------------------------------------------
         1,685,000       Lake Elsinore, CA Improvement
                         Bond Act 1915(1)                       7.000    09/02/2030     09/02/2012(B)            1,693,290
----------------------------------------------------------------------------------------------------------------------------
            15,000       Lake Elsinore, CA Public
                         Financing Authority(1)                 6.375    10/01/2033     10/01/2013(B)               15,446
----------------------------------------------------------------------------------------------------------------------------
           500,000       Lake Elsinore, CA Special Tax(1)       5.100    09/01/2022     09/01/2017(B)              516,935
----------------------------------------------------------------------------------------------------------------------------
         1,135,000       Lake Elsinore, CA Unified
                         School District(1)                     5.300    09/01/2026     09/01/2015(B)            1,147,133
----------------------------------------------------------------------------------------------------------------------------
           125,000       Lammersville, CA School
                         District Community Facilities
                         District (Mountain House)              5.500    09/01/2013     09/01/2012(B)              127,626
----------------------------------------------------------------------------------------------------------------------------
            50,000       Lammersville, CA School
                         District Community Facilities
                         District (Mountain House)(1)           6.300    09/01/2024     09/01/2012(B)               50,736
----------------------------------------------------------------------------------------------------------------------------
            50,000       Lammersville, CA Unified School
                         District Special(1)                    6.375    09/01/2032     09/01/2012(B)               50,665
----------------------------------------------------------------------------------------------------------------------------

20 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        Principal                                                                          Effective
          Amount                                               Coupon      Maturity        Maturity*               Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          40,000       Lancaster, CA Community
                         Facilities District Special
                         Tax(1)                                 6.000%   10/01/2016     10/01/2012(B)    $          40,360
----------------------------------------------------------------------------------------------------------------------------
            15,000       Lancaster, CA Redevel. Agency
                         (Desert Sands Mobile Home
                         Park)(1)                               6.375    11/01/2027     05/31/2012(B)               15,010
----------------------------------------------------------------------------------------------------------------------------
           115,000       Lathrop, CA Financing Authority
                         (Water Supply)                         5.700    06/01/2019     06/01/2013(B)              117,171
----------------------------------------------------------------------------------------------------------------------------
            15,000       Lathrop, CA Financing Authority
                         (Water Supply)(1)                      5.750    06/01/2020     06/01/2013(B)               15,250
----------------------------------------------------------------------------------------------------------------------------
            50,000       Lathrop, CA Financing Authority
                         (Water Supply)(1)                      5.900    06/01/2023     06/01/2013(B)               50,652
----------------------------------------------------------------------------------------------------------------------------
            10,000       Lathrop, CA Improvement Bond
                         Act 1915(1)                            6.000    09/02/2021     09/02/2012(B)               10,244
----------------------------------------------------------------------------------------------------------------------------
             5,000       Lathrop, CA Improvement Bond
                         Act 1915 (Louise Avenue)(1)            6.875    09/02/2017     09/02/2012(B)                5,199
----------------------------------------------------------------------------------------------------------------------------
            10,000       Lathrop, CA Improvement Bond
                         Act 1915 (Mossdale Village)(1)         6.000    09/02/2023     03/02/2014(B)               10,205
----------------------------------------------------------------------------------------------------------------------------
            60,000       Lathrop, CA Improvement Bond
                         Act 1915 (Mossdale Village)(1)         6.125    09/02/2028     03/02/2014(B)               61,019
----------------------------------------------------------------------------------------------------------------------------
           100,000       Lee Lake, CA Water District
                         Community Facilities District
                         No. 2 Special Tax (Montecito
                         Ranch)(1)                              6.125    09/01/2027     09/01/2012(B)              100,925
----------------------------------------------------------------------------------------------------------------------------
           200,000       Lee Lake, CA Water District
                         Community Facilities District
                         No. 2 Special Tax (Montecito
                         Ranch)                                 6.125    09/01/2032     09/01/2012(B)              204,112
----------------------------------------------------------------------------------------------------------------------------
         1,500,000       Lee Lake, CA Water District
                         Community Facilities District
                         No. 3 Special Tax(1)                   5.750    09/01/2023     09/01/2013(B)            1,564,185
----------------------------------------------------------------------------------------------------------------------------
           875,000       Liberty, CA Union High School
                         District (Election of 2001)(1)         5.500    08/01/2030     08/01/2012(B)              893,104
----------------------------------------------------------------------------------------------------------------------------
            25,000       Livermore, CA Capital Projects
                         Financing Authority(1)                 5.650    09/02/2016     09/02/2012(B)               25,648
----------------------------------------------------------------------------------------------------------------------------
            10,000       Livermore, CA Community
                         Facilities District Special Tax
                         (Tri Valley Tech Park)(1)              5.750    09/01/2012     09/01/2012                  10,105
----------------------------------------------------------------------------------------------------------------------------
            45,000       Livermore, CA Community
                         Facilities District Special Tax
                         (Tri Valley Tech Park)(1)              6.400    09/01/2026     09/01/2012(B)               45,083
----------------------------------------------------------------------------------------------------------------------------
            15,000       Livermore, CA Community
                         Facilities District Special Tax
                         (Tri Valley Tech Park)(1)              6.400    09/01/2030     09/01/2012(B)               15,016
----------------------------------------------------------------------------------------------------------------------------
         2,500,000       Long Beach, CA Bond Finance
                         Authority (Public Safety
                         Facilities)(1)                         5.000    11/01/2026     11/01/2012(B)            2,534,050
----------------------------------------------------------------------------------------------------------------------------
           500,000       Long Beach, CA Bond Finance
                         Authority (Rainbow Harbor)(1)          5.000    05/01/2024     05/01/2016(B)              545,635
----------------------------------------------------------------------------------------------------------------------------
           620,000       Long Beach, CA Bond Finance
                         Authority Natural Gas(1)               5.000    11/15/2017     11/15/2017                 676,699
----------------------------------------------------------------------------------------------------------------------------
           685,000       Long Beach, CA Bond Finance
                         Authority Natural Gas(1)               5.250    11/15/2018     11/15/2018                 759,610
----------------------------------------------------------------------------------------------------------------------------
            50,000       Long Beach, CA Special Tax
                         (Pike)(1)                              6.250    10/01/2026     10/01/2012(B)               50,163
----------------------------------------------------------------------------------------------------------------------------

21 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                         Effective
          Amount                                               Coupon      Maturity        Maturity*               Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $          30,000       Long Beach, CA Special Tax
                         (Pine Avenue)(1)                      6.375%   09/01/2023     05/31/2012(B)    $          30,025
----------------------------------------------------------------------------------------------------------------------------
             5,000       Los Angeles County, CA
                         Community Facilities District
                         No. 4 Special Tax(1)                   7.750    09/01/2017     09/01/2012(B)                5,075
----------------------------------------------------------------------------------------------------------------------------
           100,000       Los Angeles, CA Community
                         Facilities District Special Tax
                         (Cascade Business Park)(1)             6.400    09/01/2022     09/01/2012(B)              100,651
----------------------------------------------------------------------------------------------------------------------------
            50,000       Los Angeles, CA Community
                         Redevel. Agency (Freeway
                         Recovery)(1)                           6.000    09/01/2031     09/01/2012(B)               50,222
----------------------------------------------------------------------------------------------------------------------------
            40,000       Los Angeles, CA Community
                         Redevel. Agency (Grand Central
                         Square)(1)                             5.100    12/01/2015     05/31/2012(B)               40,108
----------------------------------------------------------------------------------------------------------------------------
            50,000       Los Angeles, CA Community
                         Redevel. Agency (Grand Central
                         Square)(1)                             5.200    12/01/2017     05/31/2012(B)               50,123
----------------------------------------------------------------------------------------------------------------------------
            50,000       Los Angeles, CA Community
                         Redevel. Agency (Grand Central
                         Square)(1)                              5.200    12/01/2018     05/31/2012(B)               50,113
----------------------------------------------------------------------------------------------------------------------------
           120,000       Los Angeles, CA Community
                         Redevel. Agency (Grand Central
                         Square)(1)                             5.200    12/01/2019     05/31/2012(B)              120,252
----------------------------------------------------------------------------------------------------------------------------
           125,000       Los Angeles, CA Community
                         Redevel. Agency (Grand Central
                         Square)(1)                             5.250    12/01/2020     05/31/2012(B)              125,245
----------------------------------------------------------------------------------------------------------------------------
            80,000       Los Angeles, CA Community
                         Redevel. Agency (Grand Central
                         Square)(1)                             5.250    12/01/2021     05/31/2012(B)               80,142
----------------------------------------------------------------------------------------------------------------------------
           205,000       Los Angeles, CA Community
                         Redevel. Agency (Hollywood)(1)         5.000    07/01/2022     05/31/2012(B)              205,037
----------------------------------------------------------------------------------------------------------------------------
            25,000       Los Angeles, CA Community
                         Redevel. Agency (Hoover
                         Redevel.)(1)                           5.500    09/01/2014     05/31/2012(B)               25,057
----------------------------------------------------------------------------------------------------------------------------
           110,000       Los Angeles, CA COP (Dept. of
                         Public Social Services)(1)             5.500    08/01/2019     05/31/2012(B)              110,377
----------------------------------------------------------------------------------------------------------------------------
            20,000       Los Angeles, CA COP (Dept. of
                         Public Social Services)(1)             5.500    08/01/2031     05/31/2012(B)               20,059
----------------------------------------------------------------------------------------------------------------------------
        10,000,000       Los Angeles, CA Dept. of
                         Airports (Los Angeles
                         International Airport)(4)              5.375    05/15/2025     05/15/2025              11,124,595
----------------------------------------------------------------------------------------------------------------------------
            15,000       Los Angeles, CA Dept. of Water
                         & Power(1)                             4.750    08/15/2017     05/31/2012(B)               15,054
----------------------------------------------------------------------------------------------------------------------------
            10,000       Los Angeles, CA Dept. of Water
                         & Power(1)                             4.750    10/15/2020     05/31/2012(B)               10,036
----------------------------------------------------------------------------------------------------------------------------
            60,000       Los Angeles, CA Mtg. (Section
                         8)(1)                                  5.350    07/01/2022     05/31/2012(B)               60,101
----------------------------------------------------------------------------------------------------------------------------
            15,000       Los Angeles, CA Mtg. (Section
                         8)(1)                                  6.500    07/01/2022     05/31/2012(B)               15,038
----------------------------------------------------------------------------------------------------------------------------
            50,000       Los Angeles, CA Multifamily
                         Hsg. (Arminta North & South)           7.700    06/20/2028     05/31/2012(B)               50,031
----------------------------------------------------------------------------------------------------------------------------
            40,000       Los Angeles, CA Multifamily
                         Hsg. (Earthquake
                         Rehabilitation)(1)                     5.900    01/01/2030     05/31/2012(B)               40,050
----------------------------------------------------------------------------------------------------------------------------

22 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                         Effective
          Amount                                               Coupon      Maturity        Maturity*                 Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $         125,000       Los Angeles, CA Municipal
                         Improvement Corp. (Central
                         Library Project)(1)                    5.500%   06/01/2018     06/01/2012(B)    $         125,443
----------------------------------------------------------------------------------------------------------------------------
           130,000       Los Angeles, CA Regional
                         Airports Improvement Corp.
                         (Laxfuel Corp.)(1)                     5.250    01/01/2023     05/31/2012(B)              130,133
----------------------------------------------------------------------------------------------------------------------------
           245,000       Los Angeles, CA Regional
                         Airports Improvement Corp.
                         (Laxfuel Corp.)(1)                     5.375    01/01/2021     05/31/2012(B)              245,345
----------------------------------------------------------------------------------------------------------------------------
            15,000       Los Angeles, CA Regional
                         Airports Improvement Corp. (Los
                         Angeles West Terminal Fuel
                         Corp.)(1)                              10.250    01/01/2013     01/01/2013                  15,278
----------------------------------------------------------------------------------------------------------------------------
            45,000       Los Angeles, CA State Building
                         Authority(1)                           5.500    10/01/2016     05/31/2012(B)               45,127
----------------------------------------------------------------------------------------------------------------------------
           200,000       Los Angeles, CA State Building
                         Authority(1)                           5.500    10/01/2017     05/31/2012(B)              200,564
----------------------------------------------------------------------------------------------------------------------------
            70,000       Los Angeles, CA State Building
                         Authority(1)                           5.500    10/01/2018     05/31/2012(B)               70,197
----------------------------------------------------------------------------------------------------------------------------
           180,000       Los Angeles, CA State Building
                         Authority(1)                           5.500    10/01/2019     05/31/2012(B)              180,508
----------------------------------------------------------------------------------------------------------------------------
           300,000       Los Angeles, CA Wastewater
                         System(1)                              5.000    06/01/2026     06/01/2013(B)              312,213
----------------------------------------------------------------------------------------------------------------------------
            75,000       Los Banos, CA Sewer System
                         COP(1)                                 5.000    12/01/2019     06/01/2012(B)               75,174
----------------------------------------------------------------------------------------------------------------------------
            25,000       Los Banos, CA Unified School
                         District COP(1)                        5.625    08/01/2016     05/31/2012(B)               25,053
----------------------------------------------------------------------------------------------------------------------------
            10,000       Lynwood, CA Public Finance
                         Authority Tax Allocation(1)            5.900    09/01/2028     09/01/2012(B)               10,060
----------------------------------------------------------------------------------------------------------------------------
           255,000       Madera County, CA COP (Valley
                         Children's Hospital)(1)                5.000    03/15/2023     05/31/2012(B)              255,247
----------------------------------------------------------------------------------------------------------------------------
           360,000       Madera County, CA COP (Valley
                         Children's Hospital)(1)                5.750    03/15/2028     05/31/2012(B)              360,443
----------------------------------------------------------------------------------------------------------------------------
            50,000       Mammoth Lakes, CA Community
                         Facilities District (North
                         Village Area)(1)                       5.750    10/01/2033     09/03/2029(A)               47,406
----------------------------------------------------------------------------------------------------------------------------
            20,000       Manhattan Beach, CA Water &
                         Wastewater Authority COP(1)            5.750    09/01/2020     05/31/2012(B)               20,021
----------------------------------------------------------------------------------------------------------------------------
            25,000       Manzanita, CA Elementary School
                         District(1)                            5.600    08/01/2025     08/01/2012(B)               25,093
----------------------------------------------------------------------------------------------------------------------------
            10,000       Martinez, CA Mtg. (Ridgecrest
                         Apartments)(1)                         5.625    07/01/2025     05/31/2012(B)               10,016
----------------------------------------------------------------------------------------------------------------------------
           375,000       Marysville, CA (Fremont-Rideout
                         Health Group/Rideout Memorial
                         Hospital/United Com-Serve
                         Obligated Group)(1)                    5.250    01/01/2027     01/01/2021(B)              408,319
----------------------------------------------------------------------------------------------------------------------------
            55,000       Maywood, CA Public Financing
                         Authority(1)                           6.500    09/01/2018     07/28/2013(B)               55,581
----------------------------------------------------------------------------------------------------------------------------
         1,045,000       Mendocino Coast, CA Healthcare
                         District(1)                            5.875    02/01/2020     05/31/2012(B)            1,047,289
----------------------------------------------------------------------------------------------------------------------------
            25,000       Menifee, CA Union School
                         District Special Tax(1)                6.050    09/01/2026     09/01/2012(B)               25,072
----------------------------------------------------------------------------------------------------------------------------

23 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                         Effective
          Amount                                               Coupon      Maturity        Maturity*               Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $         275,000       Mill Valley, CA COP (The
                         Redwoods)(1)                           5.750%   12/01/2020     06/01/2012(B)    $         275,998
----------------------------------------------------------------------------------------------------------------------------
            10,000       Milpitas, CA Improvement Bond
                         Act 1915(1)                            5.700    09/02/2018     09/02/2012(B)               10,341
----------------------------------------------------------------------------------------------------------------------------
           500,000       Modesto, CA GOP (Golf Course)(1)       5.000    11/01/2023     11/01/2023                 496,115
----------------------------------------------------------------------------------------------------------------------------
           100,000       Modesto, CA Irrigation District        5.000    09/01/2012     05/31/2012(B)              100,409
----------------------------------------------------------------------------------------------------------------------------
             5,000       Monrovia, CA Redevel. Agency
                         Public Parking Facilities              5.200    04/01/2013     05/31/2012(B)                5,015
----------------------------------------------------------------------------------------------------------------------------
            10,000       Montclair, CA Redevel. Agency
                         Mobile Home Park (Augusta Homes
                         Villa Del Arroyo)(1)                   6.100    11/15/2037     11/15/2014(B)               10,119
----------------------------------------------------------------------------------------------------------------------------
            25,000       Montclair, CA Redevel. Agency
                         Mobile Home Park (Hacienda
                         Mobile Home Park)(1)                   6.000    11/15/2029     11/15/2014(B)               25,393
----------------------------------------------------------------------------------------------------------------------------
            20,000       Montclair, CA Redevel. Agency
                         Mobile Home Park (Villa Mobile
                         Home Park)(1)                          6.100    06/15/2029     06/15/2012(B)               20,012
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Montclair, CA Redevel. Agency
                         Tax Allocation(1)                      5.300    10/01/2030     10/01/2012(B)            2,013,120
----------------------------------------------------------------------------------------------------------------------------
           415,000       Montebello, CA Community
                         Redevel. Agency (Montebello
                         Hills Redevel.)(1)                     5.500    03/01/2014     09/01/2012(B)              418,266
----------------------------------------------------------------------------------------------------------------------------
            10,000       Montebello, CA Community
                         Redevel. Agency (South
                         Montebello)(1)                         5.500    09/01/2022     08/31/2012(B)                9,999
----------------------------------------------------------------------------------------------------------------------------
           150,000       Montebello, CA Community
                         Redevel. Agency Tax
                         Allocation(1)                          5.000    03/01/2019     09/01/2012(B)              150,617
----------------------------------------------------------------------------------------------------------------------------
           730,000       Montebello, CA Community
                         Redevel. Agency Tax
                         Alloccation(1)                         5.250    09/01/2024     09/01/2012(B)              734,876
----------------------------------------------------------------------------------------------------------------------------
            65,000       Monterey, CA Joint Powers
                         Financing Authority (Materials
                         Recovery Facilities)                   5.600    03/01/2013     05/31/2012(B)               65,437
----------------------------------------------------------------------------------------------------------------------------
            65,000       Monterey, CA Joint Powers
                         Financing Authority (Materials
                         Recovery Facilities)(1)                5.700    03/01/2015     05/31/2012(B)               65,742
----------------------------------------------------------------------------------------------------------------------------
            20,000       Monterey, CA Joint Powers
                         Financing Authority (Materials
                         Recovery Facilities)(1)                5.700    03/01/2016     05/31/2012(B)               20,271
----------------------------------------------------------------------------------------------------------------------------
            40,000       Monterey, CA Joint Powers
                         Financing Authority (Materials
                         Recovery Facilities)(1)                5.750    03/01/2017     05/31/2012(B)               40,633
----------------------------------------------------------------------------------------------------------------------------
           355,000       Moreno Valley, CA Unified
                         School District Community
                         Facilities District No.
                         2005-5(1)                              5.500    09/01/2031     09/01/2012(B)              366,275
----------------------------------------------------------------------------------------------------------------------------
           430,000       Moreno Valley, CA Unified
                         School District Community
                         Facilities District Special Tax
                         No. 2003-2(1)                          5.950    09/01/2034     09/01/2012(B)              431,759
----------------------------------------------------------------------------------------------------------------------------

24 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                         Effective
          Amount                                               Coupon      Maturity        Maturity*               Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------------------------
 $         400,000       Moreno Valley, CA Unified
                         School District Community
                         Facilities District Special Tax
                         No. 2004-6(1)                          5.000%   09/01/2022     09/01/2015(B)    $         408,844
----------------------------------------------------------------------------------------------------------------------------
           300,000       Morgan Hill, CA COP (Water
                         System)(1)                             5.125    06/01/2021     06/01/2012(B)              300,960
----------------------------------------------------------------------------------------------------------------------------
            10,000       Murrieta, CA Community
                         Facilities District Special Tax
                         (Blackmore Ranch)(1)                   6.100    09/01/2034     09/01/2013(B)               10,045
----------------------------------------------------------------------------------------------------------------------------
           800,000       Murrieta, CA Community
                         Facilities District Special Tax
                         (Bluestone)(1)                         6.250    09/01/2025     09/01/2012(B)              810,496
----------------------------------------------------------------------------------------------------------------------------
            20,000       Murrieta, CA Community
                         Facilities District Special Tax
                         (Bluestone)(1)                         6.300    09/01/2031     09/01/2013(B)               20,181
----------------------------------------------------------------------------------------------------------------------------
           100,000       Murrieta, CA Community
                         Facilities District Special Tax
                         (Murrieta Springs)(1)                  5.500    09/01/2034     10/10/2032(A)               97,977
----------------------------------------------------------------------------------------------------------------------------
            45,000       Murrieta, CA Improvement Bond
                         Act 1915(1)                            6.375    09/01/2031     08/28/2013(B)               45,508
----------------------------------------------------------------------------------------------------------------------------
           230,000       Needles, CA Public Utility
                         Authority                              6.650    02/01/2032     05/31/2012(B)              230,018
----------------------------------------------------------------------------------------------------------------------------
         2,550,000       Northern CA Tobacco
                         Securitization Authority
                         (TASC)(1)                              4.750    06/01/2023     07/31/2016(A)            2,356,761
----------------------------------------------------------------------------------------------------------------------------
         1,490,000       Northern, CA Inyo County Local
                         Hospital District(1)                   5.000    12/01/2015     06/24/2014(A)            1,562,623
----------------------------------------------------------------------------------------------------------------------------
           835,000       Northern, CA Inyo County Local
                         Hospital District(1)                   6.375    12/01/2025     12/01/2020(B)              890,302
----------------------------------------------------------------------------------------------------------------------------
           160,000       Norwalk, CA Community
                         Facilities Financing(1)                5.375    02/01/2029     08/01/2012(B)              161,587
----------------------------------------------------------------------------------------------------------------------------
            35,000       Novato, CA GO(1)                       5.000    08/01/2012     05/31/2012(B)               35,137
----------------------------------------------------------------------------------------------------------------------------
           225,000       Novato, CA GO(1)                       5.250    08/01/2017     08/01/2012(B)              227,556
----------------------------------------------------------------------------------------------------------------------------
            30,000       Oakdale, CA Public Financing
                         Authority Tax Allocation
                         (Central City Redevel.)(1)             5.900    06/01/2014     06/01/2012(B)               30,065
----------------------------------------------------------------------------------------------------------------------------
            10,000       Oakdale, CA Public Financing
                         Authority Tax Allocation
                         (Central City Redevel.)(1)             6.000    06/01/2019     06/01/2012(B)               10,010
----------------------------------------------------------------------------------------------------------------------------
            50,000       Oakdale, CA Public Financing
                         Authority Tax Allocation
                         (Central City Redevel.)(1)             6.100    06/01/2027     06/01/2012(B)               50,008
----------------------------------------------------------------------------------------------------------------------------
            20,000       Oakland, CA Building Authority
                         (Elihu M Harris)(1)                    5.000    04/01/2015     05/31/2012(B)               20,045
----------------------------------------------------------------------------------------------------------------------------
           360,000       Oakland, CA Joint Powers
                         Financing Authority(1)                 5.500    09/02/2024     09/02/2012(B)              363,906
----------------------------------------------------------------------------------------------------------------------------
           750,000       Oakland, CA Unified School
                         District(1)                            5.000    08/01/2022     08/01/2022                 816,015
----------------------------------------------------------------------------------------------------------------------------
         2,000,000       Oakland, CA Unified School
                         District(1)                            5.000    08/01/2025     08/01/2015(B)            2,062,280
----------------------------------------------------------------------------------------------------------------------------
           200,000       Oakland, CA Unified School
                         District(1)                            5.000    08/01/2026     08/01/2012(B)              201,286
----------------------------------------------------------------------------------------------------------------------------
         3,000,000       Oakland, CA Unified School
                         District(1)                            5.250    08/01/2024     08/01/2012(B)            3,023,160
----------------------------------------------------------------------------------------------------------------------------
         1,000,000       Oakland, CA Unified School
                         District(1)                            6.125    08/01/2029     08/01/2019(B)            1,119,540
----------------------------------------------------------------------------------------------------------------------------

25 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        Principal                                                                        Effective
          Amount                                               Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $          25,000       Ontario, CA Improvement Bond
                         Act 1915(1)                            6.800%   09/02/2013     09/02/2012(B)    $          25,326
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       Ontario, CA Improvement Bond
                         Act 1915 Assessment District
                         No. 108(1)                             7.500    09/02/2020     09/02/2012(B)            2,043,400
--------------------------------------------------------------------------------------------------------------------------
            25,000       Orange County, CA Community
                         Facilities District(1)                 5.250    08/15/2019     05/31/2012(B)               25,047
--------------------------------------------------------------------------------------------------------------------------
            50,000       Orange County, CA Devel. Agency
                         (Neighborhood Devel.)(1)               5.000    09/01/2018     09/01/2012(B)               50,240
--------------------------------------------------------------------------------------------------------------------------
            15,000       Orange County, CA Improvement
                         Bond Act 1915(1)                       5.500    09/02/2016     09/02/2012(B)               15,140
--------------------------------------------------------------------------------------------------------------------------
            10,000       Orange County, CA Improvement
                         Bond Act 1915 (Irvine Coast
                         Assessment)(1)                         5.375    09/02/2012     09/02/2012                  10,138
--------------------------------------------------------------------------------------------------------------------------
            20,000       Orange County, CA Improvement
                         Bond Act 1915 (Irvine Coast
                         Assessment)(1)                         5.850    09/02/2013     09/02/2012(B)               20,285
--------------------------------------------------------------------------------------------------------------------------
           975,000       Oxnard, CA Financing
                         Authority(1)                           5.000    06/01/2020     06/01/2013(B)            1,012,820
--------------------------------------------------------------------------------------------------------------------------
            50,000       Oxnard, CA Financing
                         Authority(1)                           5.300    06/01/2029     06/01/2021(B)               55,042
--------------------------------------------------------------------------------------------------------------------------
           845,000       Oxnard, CA Harbor District(1)          5.000    08/01/2020     08/01/2020                 877,938
--------------------------------------------------------------------------------------------------------------------------
            25,000       Oxnard, CA Improvement Bond Act
                         1915(1)                                5.625    09/02/2027     10/11/2025(A)               24,896
--------------------------------------------------------------------------------------------------------------------------
            10,000       Oxnard, CA Special Tax
                         Community Facilities District
                         No. 1(1)                               6.000    09/01/2027     09/01/2012(B)               10,036
--------------------------------------------------------------------------------------------------------------------------
            25,000       Pajaro Valley, CA Water
                         Management Agency COP(1)               5.500    03/01/2016     08/31/2012(B)               24,998
--------------------------------------------------------------------------------------------------------------------------
            45,000       Pajaro Valley, CA Water
                         Management Agency COP(1)               5.500    03/01/2018     05/31/2012(B)               45,012
--------------------------------------------------------------------------------------------------------------------------
           500,000       Palm Springs, CA Airport
                         Passenger Facilities (Palm
                         Springs International
                         Airport)(1)                            6.000    07/01/2018     12/13/2015(B)              503,960
--------------------------------------------------------------------------------------------------------------------------
           100,000       Palmdale, CA Civic Authority
                         (Civic Center)(1)                      5.600    07/01/2015     05/31/2012(B)              100,224
--------------------------------------------------------------------------------------------------------------------------
           125,000       Palmdale, CA Community
                         Facilities District Special Tax        5.400    09/01/2035     10/10/2033(A)              122,745
--------------------------------------------------------------------------------------------------------------------------
           700,000       Palmdale, CA Elementary School
                         District Special Tax Community
                         Facilities District No. 90-1(1)        5.700    08/01/2018     05/31/2012(B)              702,212
--------------------------------------------------------------------------------------------------------------------------
           100,000       Palomar Pomerado, CA Health
                         System(1)                              5.375    11/01/2013     05/31/2012(B)              100,174
--------------------------------------------------------------------------------------------------------------------------
            25,000       Pasadena, CA Public Financing
                         Authority (Orange Grove & Villa
                         Parke)(1)                              5.450    06/01/2012     06/01/2012                  25,061
--------------------------------------------------------------------------------------------------------------------------
           275,000       Perris, CA Community Facilities
                         District Special Tax(1)                6.375    09/01/2032     09/01/2012(B)              281,405
--------------------------------------------------------------------------------------------------------------------------
           390,000       Perris, CA PFA(1)                      7.000    10/01/2033     10/01/2018(B)              435,419
--------------------------------------------------------------------------------------------------------------------------
            60,000       Perris, CA Public Financing
                         Authority(1)                           5.750    09/01/2024     09/01/2016(B)               62,369
--------------------------------------------------------------------------------------------------------------------------
           150,000       Perris, CA Public Financing
                         Authority                              7.875    09/01/2025     05/31/2012(B)              150,360
--------------------------------------------------------------------------------------------------------------------------

26 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $          20,000       Perris, CA Public Financing
                         Authority, Series A(1)                 6.125%   09/01/2034     09/01/2016(B)    $          20,614
--------------------------------------------------------------------------------------------------------------------------
         1,035,000       Perris, CA Union High School
                         District Financing Authority(1)        5.375    09/01/2026     09/01/2012(B)            1,066,878
--------------------------------------------------------------------------------------------------------------------------
         1,415,000       Perris, CA Union High School
                         District Financing Authority(1)        5.500    09/01/2028     09/01/2012(B)            1,458,681
--------------------------------------------------------------------------------------------------------------------------
            10,000       Petaluma, CA Improvement Bond
                         Act 1915(1)                            6.000    09/02/2020     09/02/2012(B)               10,038
--------------------------------------------------------------------------------------------------------------------------
         1,500,000       Pico Rivera, CA PFA(1)                 5.500    09/01/2031     09/01/2019(B)            1,658,310
--------------------------------------------------------------------------------------------------------------------------
            10,000       Pinole, CA Redevel. Agency Tax
                         Allocation (Pinole Vista
                         Redevel.)(1)                           5.200    08/01/2013     05/31/2012(B)               10,039
--------------------------------------------------------------------------------------------------------------------------
           500,000       Pittsburg, CA Redevel. Agency
                         (Los Medanos Community
                         Devel.)(1)                             5.850    08/01/2018     08/01/2012(B)              504,975
--------------------------------------------------------------------------------------------------------------------------
         4,550,000       Placentia, CA Redevel. Agency
                         Tax Allocation(1)                      7.750    02/01/2014     08/01/2012(B)            4,599,413
--------------------------------------------------------------------------------------------------------------------------
            10,000       Pleasant Hill, CA Special Tax
                         Downtown Community Facilities
                         District No. 1(1)                      5.875    09/01/2025     09/01/2012(B)               10,017
--------------------------------------------------------------------------------------------------------------------------
            65,000       Pomona, CA Public Financing
                         Authority(1)                           5.125    02/01/2016     05/31/2012(B)               65,102
--------------------------------------------------------------------------------------------------------------------------
            50,000       Port of Oakland, CA(1)                 5.000    11/01/2022     11/01/2012(B)               50,747
--------------------------------------------------------------------------------------------------------------------------
            30,000       Port of Oakland, CA(1)                 5.250    11/01/2027     11/01/2012(B)               30,389
--------------------------------------------------------------------------------------------------------------------------
            60,000       Port of Oakland, CA(1)                 5.375    11/01/2027     11/01/2012(B)               60,816
--------------------------------------------------------------------------------------------------------------------------
         1,780,000       Port of Oakland, CA(1)                 5.375    11/01/2027     11/01/2012(B)            1,804,208
--------------------------------------------------------------------------------------------------------------------------
           110,000       Port Redwood City, CA GO(1)            5.400    06/01/2019     06/01/2012(B)              110,069
--------------------------------------------------------------------------------------------------------------------------
         2,420,000       Porterville, CA COP(1)                 5.000    07/01/2030     07/01/2015(B)            2,492,334
--------------------------------------------------------------------------------------------------------------------------
            40,000       Poway, CA Public Financing
                         Authority (Water Services)(1)          5.500    11/01/2015     05/31/2012(B)               40,087
--------------------------------------------------------------------------------------------------------------------------
           100,000       Poway, CA Unified School
                         District                               7.125    09/15/2026     09/15/2012(B)              103,765
--------------------------------------------------------------------------------------------------------------------------
           100,000       Poway, CA Unified School
                         District                               7.125    09/15/2027     09/15/2012(B)              103,745
--------------------------------------------------------------------------------------------------------------------------
           200,000       Poway, CA Unified School
                         District                               7.250    09/15/2028     09/15/2012(B)              207,536
--------------------------------------------------------------------------------------------------------------------------
           100,000       Poway, CA Unified School
                         District                               7.375    09/15/2029     09/15/2012(B)              103,790
--------------------------------------------------------------------------------------------------------------------------
           270,000       Poway, CA Unified School
                         District(1)                            7.500    09/15/2032     09/15/2012(B)              280,160
--------------------------------------------------------------------------------------------------------------------------
            30,000       Poway, CA Unified School
                         District Special Tax Community
                         Facilities District No. 10(1)          5.750    09/01/2032     09/01/2012(B)               30,053
--------------------------------------------------------------------------------------------------------------------------
            10,000       Rancho Cucamonga, CA Public
                         Finance Authority(1)                   6.000    09/02/2020     05/31/2012(B)               10,008
--------------------------------------------------------------------------------------------------------------------------
         4,165,000       Rancho Cucamonga, CA Redevel.
                         Agency (Rancho Redevel.)(1)            5.375    09/01/2025     05/31/2012(B)            4,166,916
--------------------------------------------------------------------------------------------------------------------------
            20,000       Rancho Mirage, CA Improvement
                         Bond Act 1915(1)                       5.500    09/02/2024     05/03/2022(A)               19,544
--------------------------------------------------------------------------------------------------------------------------
            30,000       Rancho Mirage, CA Improvement
                         Bond Act 1915(1)                       5.750    09/02/2022     09/02/2012(B)               30,049
--------------------------------------------------------------------------------------------------------------------------
            25,000       Rancho Mirage, CA Redevel.
                         Agency Tax Allocation                  4.750    04/01/2014     05/31/2012(B)               25,042
--------------------------------------------------------------------------------------------------------------------------

27 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $          55,000       Redding, CA Improvement Bond
                         Act 1915 (Tierra Oaks
                         Assessment District 1993-1)(1)         7.000%   09/02/2013     09/02/2012(B)    $          57,258
--------------------------------------------------------------------------------------------------------------------------
            10,000       Redlands, CA Community
                         Facilities District(1)                 5.850    09/01/2033     09/01/2014(B)               10,034
--------------------------------------------------------------------------------------------------------------------------
            50,000       Rialto, CA Special Tax
                         Community Facilities District
                         No. 2006-1(1)                          5.000    09/01/2016     09/01/2012(B)               51,694
--------------------------------------------------------------------------------------------------------------------------
            25,000       Rialto, CA Special Tax
                         Community Facilities District
                         No. 2006-1(1)                          5.050    09/01/2017     09/01/2012(B)               25,834
--------------------------------------------------------------------------------------------------------------------------
            65,000       Rialto, CA Special Tax
                         Community Facilities District
                         No. 2006-1(1)                          5.125    09/01/2018     09/01/2012(B)               67,110
--------------------------------------------------------------------------------------------------------------------------
           100,000       Rialto, CA Special Tax
                         Community Facilities District
                         No. 2006-1                             5.200    09/01/2019     09/01/2016(B)              102,723
--------------------------------------------------------------------------------------------------------------------------
           100,000       Rialto, CA Special Tax
                         Community Facilities District
                         No. 2006-1                             5.250    09/01/2020     09/01/2016(B)              101,853
--------------------------------------------------------------------------------------------------------------------------
            50,000       Rialto, CA Special Tax
                         Community Facilities District
                         No. 2006-1(1)                          5.250    09/01/2021     09/01/2016(B)               50,517
--------------------------------------------------------------------------------------------------------------------------
           600,000       Richmond, CA Joint Powers
                         Financing Authority Tax
                         Allocation(1)                          5.250    09/01/2025     09/01/2013(B)              604,554
--------------------------------------------------------------------------------------------------------------------------
           100,000       Richmond, CA Redevel. Agency
                         (Harbour Redevel.)(1)                  5.500    07/01/2018     05/31/2012(B)              100,351
--------------------------------------------------------------------------------------------------------------------------
           110,000       Richmond, CA Joint Powers
                         Financing Authority(1)                 5.000    09/01/2015     05/31/2012(B)              110,190
--------------------------------------------------------------------------------------------------------------------------
            80,000       River Islands, CA Public
                         Financing Authority(1)                 6.000    09/01/2027     06/22/2024(A)               60,034
--------------------------------------------------------------------------------------------------------------------------
           100,000       River Islands, CA Public
                         Financing Authority(1)                 6.150    09/01/2035     06/24/2032(A)               71,601
--------------------------------------------------------------------------------------------------------------------------
            50,000       Riverside County, CA Asset
                         Leasing Corp. (Riverside County
                         Hospital)(1)                           5.000    06/01/2019     06/01/2012(B)               50,615
--------------------------------------------------------------------------------------------------------------------------
           130,000       Riverside County, CA Community
                         Facilities District Special Tax        5.000    09/01/2012     09/01/2012                 131,361
--------------------------------------------------------------------------------------------------------------------------
            15,000       Riverside County, CA Community
                         Facilities District Special
                         Tax(1)                                 6.000    09/01/2030     05/01/2028(A)               14,497
--------------------------------------------------------------------------------------------------------------------------
           150,000       Riverside County, CA Community
                         Facilities District Special Tax
                         No. 87-1                               5.100    09/01/2013     09/01/2013                 155,571
--------------------------------------------------------------------------------------------------------------------------
           215,000       Riverside County, CA Community
                         Facilities District Special Tax
                         No. 87-1                               5.150    09/01/2014     09/01/2012(B)              223,189
--------------------------------------------------------------------------------------------------------------------------
           385,000       Riverside County, CA Community
                         Facilities District Special
                         Tax No. 87-1(1)                        5.200    09/01/2015     09/01/2012(B)              399,222
--------------------------------------------------------------------------------------------------------------------------
           225,000       Riverside County, CA Community
                         Facilities District Special Tax
                         No. 87-1                               5.250    09/01/2016     09/01/2012(B)              233,129
--------------------------------------------------------------------------------------------------------------------------
           210,000       Riverside County, CA Community
                         Facilities District Special Tax
                         No. 88-8                               5.350    09/01/2012     09/01/2012                 212,163
--------------------------------------------------------------------------------------------------------------------------
           430,000       Riverside County, CA Community
                         Facilities District Special Tax
                         No. 88-8(1)                            5.400    09/01/2013     09/01/2013                 445,428
----------------------------------------------------------------------------------------------------------------------------

28 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $         450,000       Riverside County, CA Community
                         Facilities District Special Tax
                         No. 88-8(1)                            5.450%   09/01/2014     09/01/2014       $         474,530
--------------------------------------------------------------------------------------------------------------------------
           475,000       Riverside County, CA Community
                         Facilities District Special Tax
                         No. 88-8(1)                            5.500    09/01/2015     09/01/2015                 506,341
--------------------------------------------------------------------------------------------------------------------------
         3,000,000       Riverside County, CA Hsg.
                         Authority (Ridgecrest Apts.)(6)        0.000    05/01/2032     05/01/2021(B)            3,039,390
--------------------------------------------------------------------------------------------------------------------------
           220,000       Riverside County, CA Public
                         Financing Authority(1)                 5.250    10/01/2017     05/31/2012(B)              220,484
--------------------------------------------------------------------------------------------------------------------------
           425,000       Riverside County, CA Public
                         Financing Authority COP                5.750    05/15/2019     03/03/2016(A)              223,469
--------------------------------------------------------------------------------------------------------------------------
           305,000       Riverside County, CA Redevel.
                         Agency (Jurupa Valley
                         Redevel.)(1)                           5.750    10/01/2020     10/01/2020                 331,907
--------------------------------------------------------------------------------------------------------------------------
            50,000       Riverside, CA Improvement Bond
                         Act 1915(1)                            8.250    09/02/2016     09/02/2012(B)               50,844
--------------------------------------------------------------------------------------------------------------------------
           315,000       Riverside, CA Improvement Bond
                         Act 1915 (Riverside Auto Center
                         Assessment District)(1)                5.000    09/02/2023     09/02/2012(B)              324,806
--------------------------------------------------------------------------------------------------------------------------
           335,000       Riverside, CA Improvement Bond
                         Act 1915 (Riverside Auto Center
                         Assessment District)(1)                5.000    09/02/2024     09/02/2012(B)              345,335
--------------------------------------------------------------------------------------------------------------------------
           200,000       Riverside, CA Improvement Bond
                         Act 1915 (Riverwalk Business)          6.250    09/02/2029     09/02/2015(B)              205,728
--------------------------------------------------------------------------------------------------------------------------
             5,000       Riverside, CA Improvement Bond
                         Act 1915 (Sycamore Canyon
                         Assessment District)(1)                8.500    09/02/2012     09/02/2012                   5,113
--------------------------------------------------------------------------------------------------------------------------
            50,000       Riverside, CA Special Tax
                         Community Facilities District
                         No. 90-1, Series A(1)                  5.500    09/01/2015     09/01/2012(B)               50,496
--------------------------------------------------------------------------------------------------------------------------
           150,000       Riverside, CA Unified School
                         District(1)                            5.000    12/01/2026     12/01/2012(B)              153,305
--------------------------------------------------------------------------------------------------------------------------
           100,000       Riverside, CA Unified School
                         District                               5.350    09/01/2024     09/01/2014(B)              101,168
--------------------------------------------------------------------------------------------------------------------------
            90,000       Riverside, CA Unified School
                         District(1)                            5.450    09/01/2025     09/01/2014(B)               91,662
--------------------------------------------------------------------------------------------------------------------------
           100,000       Riverside, CA Unified School
                         District(1)                            5.500    09/01/2034     09/01/2014(B)              100,230
--------------------------------------------------------------------------------------------------------------------------
            80,000       Riverside, CA Unified School
                         District(1)                            5.700    09/01/2034     09/01/2014(B)               80,629
--------------------------------------------------------------------------------------------------------------------------
            10,000       Riverside, CA Unified School
                         District(1)                            6.000    09/01/2029     09/01/2012(B)               10,030
--------------------------------------------------------------------------------------------------------------------------
            25,000       Romoland, CA School District
                         Special Tax(1)                         6.000    09/01/2033     09/01/2012(B)               25,069
--------------------------------------------------------------------------------------------------------------------------
            50,000       Romoland, CA School District
                         Special Tax(1)                         6.375    09/01/2033     09/01/2012(B)               50,199
--------------------------------------------------------------------------------------------------------------------------
            50,000       Romoland, CA School District
                         Special Tax(1)                         6.375    09/01/2033     09/01/2012(B)               50,199
--------------------------------------------------------------------------------------------------------------------------

29 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $          10,000       Roseville, CA Special Tax
                         Community Facilities District
                         No. 1 (Westpark)(1)                    4.300%   09/01/2012     09/01/2012       $          10,075
--------------------------------------------------------------------------------------------------------------------------
           310,000       Rowland, CA Unified School
                         District(1)                            5.250    08/01/2027     08/01/2013(B)              324,427
--------------------------------------------------------------------------------------------------------------------------
           795,000       Sacramento County, CA (Juvenile
                         Courthouse) COP(1)                     5.000    12/01/2021     12/01/2013(B)              815,630
--------------------------------------------------------------------------------------------------------------------------
           535,000       Sacramento County, CA (Juvenile
                         Courthouse) COP(1)                     5.000    12/01/2022     12/01/2013(B)              547,444
--------------------------------------------------------------------------------------------------------------------------
           430,000       Sacramento County, CA (Juvenile
                         Courthouse) COP(1)                     5.000    12/01/2023     12/01/2013(B)              438,247
--------------------------------------------------------------------------------------------------------------------------
            25,000       Sacramento County, CA COP(1)           5.375    02/01/2019     05/31/2012(B)               25,029
--------------------------------------------------------------------------------------------------------------------------
         2,975,000       Sacramento County, CA COP(1)           5.750    02/01/2030     02/01/2020(B)            3,257,655
--------------------------------------------------------------------------------------------------------------------------
           980,000       Sacramento County, CA Hsg.
                         Authority (Cottage Estates
                         Apartments)(1)                         6.000    02/01/2033     08/01/2012(B)              981,254
--------------------------------------------------------------------------------------------------------------------------
         1,500,000       Sacramento County, CA Hsg.
                         Authority (Verandas Apartments
                         Senior Community)(1)                   5.700    03/01/2034     09/01/2012(B)            1,506,540
--------------------------------------------------------------------------------------------------------------------------
           295,000       Sacramento, CA City Financing
                         Authority(1)                           5.250    05/01/2015     05/31/2012(B)              295,330
--------------------------------------------------------------------------------------------------------------------------
            25,000       Sacramento, CA City Financing
                         Authority (California EPA
                         Building)(1)                           4.750    05/01/2017     05/31/2012(B)               25,036
--------------------------------------------------------------------------------------------------------------------------
            50,000       Sacramento, CA City Financing
                         Authority (California EPA
                         Building)(1)                           5.000    05/01/2013     05/31/2012(B)               50,050
--------------------------------------------------------------------------------------------------------------------------
            20,000       Sacramento, CA City Financing
                         Authority (California EPA
                         Building)(1)                           5.250    05/01/2016     05/31/2012(B)               20,022
--------------------------------------------------------------------------------------------------------------------------
           500,000       Sacramento, CA City Financing
                         Authority (California EPA
                         Building)                              5.250    05/01/2019     05/31/2012(B)              500,440
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       Sacramento, CA City Financing
                         Authority (North Natomas CFD
                         No. 2)(1)                              6.250    09/01/2023     09/01/2012(B)            1,018,670
--------------------------------------------------------------------------------------------------------------------------
            10,000       Sacramento, CA Improvement Bond
                         Act 1915 (Citywide Landscaping
                         & Lighting)(1)                         5.500    09/02/2016     05/31/2012(B)               10,030
--------------------------------------------------------------------------------------------------------------------------
            10,000       Sacramento, CA Redevel. Agency
                         (Merged Downtown Redevel.)(1)          5.250    11/01/2013     05/31/2012(B)               10,039
--------------------------------------------------------------------------------------------------------------------------
         1,470,000       Sacramento, CA Special Tax
                         (North Natomas Community
                         Facilities)(1)                         5.700    09/01/2023     09/01/2012(B)            1,484,318
--------------------------------------------------------------------------------------------------------------------------
            30,000       Sacramento, CA Special Tax
                         (North Natomas Community
                         Facilities)(1)                         6.300    09/01/2026     09/01/2012(B)               30,138
--------------------------------------------------------------------------------------------------------------------------
            15,000       Sacramento, CA Unified School
                         District COP(1)                        5.000    03/01/2020     05/31/2012(B)               15,048
--------------------------------------------------------------------------------------------------------------------------
           440,000       Saddleback Valley, CA Unified
                         School District(1)                     5.650    09/01/2017     05/31/2012(B)              441,716
--------------------------------------------------------------------------------------------------------------------------
         1,950,000       Salinas Valley, CA Solid Waste
                         Authority(1)                           5.250    08/01/2027     08/01/2012(B)            1,960,043
--------------------------------------------------------------------------------------------------------------------------
           180,000       Salinas Valley, CA Solid Waste
                         Authority(1)                           5.625    08/01/2015     08/01/2012(B)              182,146
--------------------------------------------------------------------------------------------------------------------------

30 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $       1,000,000       Salinas Valley, CA Solid Waste
                         Authority(1)                           5.625%   08/01/2018     08/01/2012(B)    $       1,009,750
--------------------------------------------------------------------------------------------------------------------------
           100,000       Salinas, CA Improvement Bond
                         Act 1915                               5.450    09/02/2013     09/02/2013                 103,084
--------------------------------------------------------------------------------------------------------------------------
            50,000       Salinas, CA Improvement Bond
                         Act 1915 (Bella Vista)(1)              5.500    09/02/2013     09/02/2013                  51,807
--------------------------------------------------------------------------------------------------------------------------
           105,000       Salinas, CA Redevel. Agency Tax
                         Allocation (Central City
                         Revitalization)(1)                     5.500    11/01/2023     05/31/2012(B)              105,378
--------------------------------------------------------------------------------------------------------------------------
           115,000       San Bernardino County, CA
                         (Single Family Mtg.)                   5.376(2) 05/01/2031     05/31/2012(B)               42,064
--------------------------------------------------------------------------------------------------------------------------
           165,000       San Bernardino County, CA COP
                         (Medical Center Financing)(1)          5.000    08/01/2026     05/31/2012(B)              165,051
--------------------------------------------------------------------------------------------------------------------------
            65,000       San Bernardino County, CA COP
                         (Medical Center Financing)(1)          5.250    08/01/2016     05/31/2012(B)               65,161
--------------------------------------------------------------------------------------------------------------------------
            90,000       San Bernardino County, CA Hsg.
                         Authority (Friendly Village
                         Mobile Home Park Corp.)(1)             6.700    03/20/2043     03/20/2013(B)               95,701
--------------------------------------------------------------------------------------------------------------------------
           190,000       San Bernardino County, CA
                         Redevel. Agency (San Sevaine
                         Redevel.)(1)                           5.000    09/01/2019     09/01/2015(B)              195,689
--------------------------------------------------------------------------------------------------------------------------
            30,000       San Bernardino, CA Joint Powers
                         Financing                              5.000    09/01/2013     05/31/2012(B)               30,082
--------------------------------------------------------------------------------------------------------------------------
           135,000       San Bernardino, CA Joint Powers
                         Financing Authority (California
                         Dept. of Transportation
                         Lease)(1)                              5.500    12/01/2020     06/01/2012(B)              135,252
--------------------------------------------------------------------------------------------------------------------------
           310,000       San Bernardino, CA Joint Powers
                         Financing Authority (California
                         Dept. of Transportation
                         Lease)(1)                              5.500    12/01/2020     06/01/2012(B)              310,546
--------------------------------------------------------------------------------------------------------------------------
            45,000       San Bernardino, CA Joint Powers
                         Financing Authority (City
                         Hall)(1)                               5.600    01/01/2015     05/31/2012(B)               45,133
--------------------------------------------------------------------------------------------------------------------------
           135,000       San Bernardino, CA Joint Powers
                         Financing Authority (Police
                         Station)(1)                            5.500    09/01/2024     05/31/2012(B)              135,065
--------------------------------------------------------------------------------------------------------------------------
           150,000       San Bernardino, CA Joint Powers
                         Financing Authority (Tax
                         Allocation)                            6.625    04/01/2026     04/01/2014(B)              152,045
--------------------------------------------------------------------------------------------------------------------------
           685,000       San Bernardino, CA Mountains
                         Community Hospital District COP        5.000    02/01/2017     03/08/2015(A)              672,465
--------------------------------------------------------------------------------------------------------------------------
            30,000       San Bernardino, CA Redevel.
                         Agency (Ramona Senior
                         Complex)(1)                            7.875    07/01/2025     07/01/2012(B)               29,993
--------------------------------------------------------------------------------------------------------------------------
         2,250,000       San Diego County, CA
                         (Developmental Services
                         Foundation) COP(1)                     5.500    09/01/2017     09/01/2012(B)            2,283,818
--------------------------------------------------------------------------------------------------------------------------
         5,000,000       San Diego County, CA COP
                         (Developmental Service
                         Foundation)(1)                         5.500    09/01/2027     09/01/2012(B)            5,075,150
--------------------------------------------------------------------------------------------------------------------------
           280,000       San Diego, CA Convention
                         Center(1)                              5.250    04/01/2015     05/31/2012(B)              280,770
--------------------------------------------------------------------------------------------------------------------------
           250,000       San Diego, CA Convention Center        5.250    04/01/2013     05/31/2012(B)              250,743
                         Expansion Financing Authority
--------------------------------------------------------------------------------------------------------------------------

31 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $         100,000       San Diego, CA Foundation
                         Auxiliary Organization (San
                         Diego State University
                         Foundation)(1)                         5.000%   03/01/2022     05/31/2012(B)    $         100,076
--------------------------------------------------------------------------------------------------------------------------
           125,000       San Diego, CA Mtg. (Mariners
                         Cove)(1)                               5.800    09/01/2015     05/31/2012(B)              125,408
--------------------------------------------------------------------------------------------------------------------------
            50,000       San Diego, CA Public Facilities
                         Financing(1)                           5.000    08/01/2017     08/01/2012(B)               50,604
--------------------------------------------------------------------------------------------------------------------------
             5,000       San Diego, CA Redevel. Agency(1)       6.000    11/01/2015     05/31/2012(B)                5,021
--------------------------------------------------------------------------------------------------------------------------
           150,000       San Diego, CA Redevel. Agency
                         (Centre City)(1)                       5.250    09/01/2021     05/31/2012(B)              152,073
--------------------------------------------------------------------------------------------------------------------------
           325,000       San Diego, CA Redevel. Agency
                         (Centre City)(1)                       5.250    09/01/2026     05/31/2012(B)              325,192
--------------------------------------------------------------------------------------------------------------------------
            25,000       San Diego, CA Redevel. Agency
                         (Centre City)(1)                       5.350    09/01/2024     09/01/2012(B)               25,066
--------------------------------------------------------------------------------------------------------------------------
            25,000       San Diego, CA Redevel. Agency
                         (Centre City)                          5.600    09/01/2024     09/01/2012(B)               25,087
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       San Diego, CA Redevel. Agency
                         (Centre City)(1)                       6.400    09/01/2019     05/31/2012(B)            1,001,750
--------------------------------------------------------------------------------------------------------------------------
           105,000       San Diego, CA Redevel. Agency
                         (Mt. Hope Redevel.)(1)                 5.875    10/01/2019     05/31/2012(B)              105,393
--------------------------------------------------------------------------------------------------------------------------
            70,000       San Diego, CA Redevel. Agency
                         (North Bay Redevel.)(1)                5.800    09/01/2022     05/31/2012(B)               70,078
--------------------------------------------------------------------------------------------------------------------------
           300,000       San Diego, CA Redevel. Agency
                         (North Bay Redevel.)(1)                5.875    09/01/2030     05/31/2012(B)              300,264
--------------------------------------------------------------------------------------------------------------------------
            85,000       San Diego, CA Redevel. Agency
                         (North Park Redevel.)(1)               5.600    09/01/2019     05/31/2012(B)               85,249
--------------------------------------------------------------------------------------------------------------------------
           710,000       San Diego, CA Redevel. Agency
                         (North Park Redevel.)(1)               5.900    09/01/2025     05/31/2012(B)              711,349
--------------------------------------------------------------------------------------------------------------------------
            25,000       San Diego, CA Redevel. Agency
                         Tax Allocation (North Park
                         Redevel.)(1)                           5.900    09/01/2030     05/31/2012(B)               25,034
--------------------------------------------------------------------------------------------------------------------------
           185,000       San Francisco, CA City & County
                         Airports Commission(1)                 5.250    01/01/2026     05/31/2012(B)              185,139
--------------------------------------------------------------------------------------------------------------------------
            10,000       San Francisco, CA City & County
                         Airports Commission (SFO Fuel
                         Company)                               5.000    01/01/2014     05/31/2012(B)               10,024
--------------------------------------------------------------------------------------------------------------------------
           285,000       San Francisco, CA City & County
                         Airports Commission (SFO Fuel
                         Company)(1)                            5.125    01/01/2017     05/31/2012(B)              285,590
--------------------------------------------------------------------------------------------------------------------------
         1,500,000       San Francisco, CA City & County
                         Airports Commission (SFO Fuel
                         Company)(1)                            5.250    01/01/2019     05/31/2012(B)            1,502,625
--------------------------------------------------------------------------------------------------------------------------
            55,000       San Francisco, CA City & County
                         Airports Commission (SFO Fuel
                         Company)(1)                            5.250    01/01/2020     05/31/2012(B)               55,089
--------------------------------------------------------------------------------------------------------------------------
            40,000       San Francisco, CA City & County
                         Airports Commission (SFO Fuel
                         Company)(1)                            5.250    01/01/2021     05/31/2012(B)               40,058
--------------------------------------------------------------------------------------------------------------------------
           160,000       San Francisco, CA City & County
                         Airports Commission (SFO Fuel
                         Company)(1)                            5.250    01/01/2024     05/31/2012(B)              160,170
--------------------------------------------------------------------------------------------------------------------------

32 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $          50,000       San Francisco, CA City & County
                         Airports Commission (SFO Fuel
                         Company)(1)                            5.250%   01/01/2027     05/31/2012(B)    $          50,035
--------------------------------------------------------------------------------------------------------------------------
           490,000       San Francisco, CA City & County
                         Airports Commission (SFO Fuel
                         Company)(1)                            6.125    01/01/2027     05/31/2012(B)              490,926
--------------------------------------------------------------------------------------------------------------------------
            45,000       San Francisco, CA City & County
                         Improvement Bond Act 1915(1)           6.850    09/02/2026     09/02/2012(B)               46,576
--------------------------------------------------------------------------------------------------------------------------
            20,000       San Francisco, CA City & County
                         Parking Authority (Parking
                         Meter)(1)                              5.000    06/01/2017     06/01/2012(B)               20,076
--------------------------------------------------------------------------------------------------------------------------
            25,000       San Francisco, CA City & County
                         Parking Authority (Parking
                         Meter)(1)                              5.000    06/01/2018     06/01/2012(B)               25,079
--------------------------------------------------------------------------------------------------------------------------
           115,000       San Francisco, CA City & County
                         Redevel. Financing Authority
                         (Mission Bay North Redevel.)(1)        6.000    08/01/2029     08/01/2019(B)              126,572
--------------------------------------------------------------------------------------------------------------------------
            45,000       San Gabriel, CA Unified School
                         District(1)                            5.000    08/01/2024     08/01/2012(B)               45,548
--------------------------------------------------------------------------------------------------------------------------
             5,000       San Gabriel, CA Unified School
                         District(1)                            5.000    08/01/2024     08/01/2012(B)                5,048
--------------------------------------------------------------------------------------------------------------------------
           350,000       San Gorgonio, CA Memorial
                         Health Care District(1)                5.000    08/01/2022     08/01/2013(B)              354,603
--------------------------------------------------------------------------------------------------------------------------
         1,395,000       San Gorgonio, CA Memorial
                         Health Care District(1)                7.000    08/01/2024     08/01/2017(B)            1,650,606
--------------------------------------------------------------------------------------------------------------------------
         1,560,000       San Gorgonio, CA Memorial
                         Health Care District(1)                7.000    08/01/2025     08/01/2017(B)            1,846,588
--------------------------------------------------------------------------------------------------------------------------
            50,000       San Jacinto, CA Financing
                         Authority(1)                           5.100    04/01/2023     05/31/2012(B)               50,662
--------------------------------------------------------------------------------------------------------------------------
            25,000       San Joaquin County, CA
                         Community Facilities District
                         Special Tax (Delta Farms)(1)           6.125    09/01/2024     06/24/2021(A)               25,640
--------------------------------------------------------------------------------------------------------------------------
         2,140,000       San Joaquin County, CA COP
                         General Hospital(1)                    5.000    09/01/2020     05/31/2012(B)            2,144,836
--------------------------------------------------------------------------------------------------------------------------
           500,000       San Joaquin County, CA COP
                         General Hospital                       5.250    09/01/2013     05/31/2012(B)              501,935
--------------------------------------------------------------------------------------------------------------------------
            25,000       San Jose, CA (Libraries &
                         Parks)(1)                              5.100    09/01/2020     05/31/2012(B)               25,095
--------------------------------------------------------------------------------------------------------------------------
         3,990,000       San Jose, CA Airport(1)                5.125    03/01/2020     03/01/2014(B)            4,212,004
--------------------------------------------------------------------------------------------------------------------------
           225,000       San Jose, CA Airport(1)                5.375    03/01/2016     09/01/2012(B)              228,341
--------------------------------------------------------------------------------------------------------------------------
            15,000       San Jose, CA Finance Authority
                         (Convention Center)(1)                 5.000    09/01/2017     05/31/2012(B)               15,050
--------------------------------------------------------------------------------------------------------------------------
            50,000       San Jose, CA Finance Authority
                         (Convention Center)(1)                 5.000    09/01/2018     05/31/2012(B)               50,172
--------------------------------------------------------------------------------------------------------------------------
            50,000       San Jose, CA Finance Authority
                         (Convention Center)(1)                 5.000    09/01/2019     05/31/2012(B)               50,172
--------------------------------------------------------------------------------------------------------------------------
            20,000       San Jose, CA Improvement Bond
                         Act 1915(1)                            5.600    09/02/2016     09/02/2012(B)               20,722
--------------------------------------------------------------------------------------------------------------------------
            25,000       San Jose, CA Improvement Bond
                         Act 1915(1)                            5.700    09/02/2018     09/02/2012(B)               25,867
--------------------------------------------------------------------------------------------------------------------------
            95,000       San Jose, CA Improvement Bond
                         Act 1915(1)                            5.750    09/02/2019     09/02/2012(B)               98,221
--------------------------------------------------------------------------------------------------------------------------

33 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $          60,000       San Jose, CA Improvement Bond
                         Act 1915(1)                            5.750%   09/02/2020     09/02/2012(B)    $          61,978
--------------------------------------------------------------------------------------------------------------------------
           235,000       San Jose, CA Libraries &
                         Parks(1)                               5.000    09/01/2018     05/31/2012(B)              235,898
--------------------------------------------------------------------------------------------------------------------------
           255,000       San Jose, CA Multifamily Hsg.
                         (Almaden Senior Hsg.
                         Partners)(1)                           5.350    07/15/2034     07/03/2016(B)              273,192
--------------------------------------------------------------------------------------------------------------------------
            25,000       San Jose, CA Multifamily Hsg.
                         (El Parador Apartments)(1)             6.100    01/01/2031     12/29/2012(B)               25,019
--------------------------------------------------------------------------------------------------------------------------
           325,000       San Jose, CA Multifamily Hsg.
                         (Sixth & Martha Family
                         Apartments)(1)                         5.875    03/01/2033     06/01/2012(B)              325,322
--------------------------------------------------------------------------------------------------------------------------
            20,000       San Jose, CA Redevel. Agency(1)        5.500    08/01/2014     05/31/2012(B)               20,047
--------------------------------------------------------------------------------------------------------------------------
            10,000       San Jose, CA Redevel. Agency(1)        5.500    08/01/2016     05/31/2012(B)               10,019
--------------------------------------------------------------------------------------------------------------------------
            95,000       San Jose, CA Redevel. Agency(1)        5.750    08/01/2017     08/01/2012(B)               96,015
--------------------------------------------------------------------------------------------------------------------------
         5,300,000       San Jose, CA Redevel. Agency(1)        5.850    08/01/2027     08/01/2012(B)            5,335,192
--------------------------------------------------------------------------------------------------------------------------
             5,000       San Jose, CA Redevel. Agency
                         Tax Allocation(1)                      5.600    08/01/2019     05/31/2012(B)                5,006
--------------------------------------------------------------------------------------------------------------------------
           100,000       San Leandro, CA COP(1)                 5.100    12/01/2026     12/01/2012(B)              100,694
--------------------------------------------------------------------------------------------------------------------------
            35,000       San Marcos, CA Redevel. Agency
                         Tax Allocation (Affordable
                         Hsg.)(1)                               5.650    10/01/2028     05/31/2012(B)               35,039
--------------------------------------------------------------------------------------------------------------------------
         1,715,000       Santa Clara County, CA Hsg.
                         Authority (John Burns Gardens
                         Apartments)(1)                         5.850    08/01/2031     02/01/2013(B)            1,721,980
--------------------------------------------------------------------------------------------------------------------------
            80,000       Santa Clara County, CA Hsg.
                         Authority (Rivertown
                         Apartments)(1)                         5.700    08/01/2021     02/01/2013(B)               80,640
--------------------------------------------------------------------------------------------------------------------------
            25,000       Santa Clara, CA Redevel. Agency
                         (Bayshore North)(1)                    5.500    06/01/2013     06/01/2012(B)               25,091
--------------------------------------------------------------------------------------------------------------------------
           100,000       Santa Clara, CA Redevel. Agency
                         (Bayshore North)(1)                    5.500    06/01/2023     06/01/2012(B)              100,363
--------------------------------------------------------------------------------------------------------------------------
            75,000       Santa Clara, CA Redevel. Agency
                         Tax Allocation (Bayshore
                         North)(1)                              5.000    06/01/2015     06/01/2012(B)               75,296
--------------------------------------------------------------------------------------------------------------------------
           100,000       Santa Clara, CA Redevel. Agency
                         Tax Allocation (Bayshore
                         North)(1)                              5.250    06/01/2018     06/01/2012(B)              100,342
--------------------------------------------------------------------------------------------------------------------------
           995,000       Santa Clara, CA Redevel. Agency
                         Tax Allocation (Bayshore
                         North)(1)                              5.250    06/01/2019     06/01/2012(B)              998,403
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       Santa Cruz County, CA Redevel.
                         Agency (Live Oak/Soquel
                         Community)(1)                          5.000    09/01/2023     09/01/2013(B)            2,074,020
--------------------------------------------------------------------------------------------------------------------------
            85,000       Santa Fe Springs, CA Community
                         Devel. Commission Tax
                         Allocation(1)                          5.375    09/01/2018     05/31/2012(B)               85,125
--------------------------------------------------------------------------------------------------------------------------
           800,000       Santa Fe Springs, CA Community
                         Devel. Commission Tax
                         Allocation(1)                          5.375    09/01/2021     05/31/2012(B)              800,824
--------------------------------------------------------------------------------------------------------------------------
            25,000       Santa Maria, CA COP(1)                 5.500    08/01/2021     05/31/2012(B)               25,022
--------------------------------------------------------------------------------------------------------------------------
            25,000       Santa Nella County, CA Water
                         District(1)                            6.250    09/02/2028     02/05/2022(A)               19,880
--------------------------------------------------------------------------------------------------------------------------
            20,000       Santa Rosa, CA Improvement Bond
                         Act 1915 (Nielson Ranch)(1)            6.700    09/02/2022     09/02/2012(B)               20,299
--------------------------------------------------------------------------------------------------------------------------
            70,000       Saugus, CA Union School
                         District Special Tax(1)                6.250    09/01/2028     09/01/2012(B)               72,297
--------------------------------------------------------------------------------------------------------------------------

34 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

        Principal                                                                        Effective
          Amount                                               Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $          90,000       Saugus, CA Union School
                         District Special Tax(1)                6.375%   09/01/2029     09/01/2012(B)    $          92,956
--------------------------------------------------------------------------------------------------------------------------
            50,000       Saugus/Hart, CA School
                         Facilities Financing
                         Authority(1)                           6.100    09/01/2032     09/01/2012(B)               50,246
--------------------------------------------------------------------------------------------------------------------------
         1,995,000       Saugus/Hart, CA School
                         Facilities Financing
                         Authority(1)                           6.125    09/01/2033     09/01/2012(B)            2,004,636
--------------------------------------------------------------------------------------------------------------------------
         1,390,000       Selma, CA Redevel. Agency(1)           5.750    09/01/2024     09/01/2016(B)            1,397,812
--------------------------------------------------------------------------------------------------------------------------
            15,000       Sequoia, CA Hospital District(1)       5.375    08/15/2023     05/31/2012(B)               16,252
--------------------------------------------------------------------------------------------------------------------------
           110,000       Shafter, CA Community Devel.
                         Agency Tax Allocation                  5.000    11/01/2013     11/01/2013                 113,177
--------------------------------------------------------------------------------------------------------------------------
           100,000       Shafter, CA Community Devel.
                         Agency Tax Allocation                  5.250    11/01/2017     11/01/2016(B)              104,101
--------------------------------------------------------------------------------------------------------------------------
           100,000       Shafter, CA Community Devel.
                         Agency Tax Allocation                  5.300    11/01/2018     11/01/2016(B)              102,589
--------------------------------------------------------------------------------------------------------------------------
           100,000       Shafter, CA Community Devel.
                         Agency Tax Allocation                  5.350    11/01/2019     11/01/2016(B)              102,033
--------------------------------------------------------------------------------------------------------------------------
           100,000       Shafter, CA Community Devel.
                         Agency Tax Allocation                  5.375    11/01/2020     11/01/2016(B)              101,054
--------------------------------------------------------------------------------------------------------------------------
           400,000       Sierra View, CA Local Health
                         Care District(1)                       5.250    07/01/2024     07/01/2017(B)              416,856
--------------------------------------------------------------------------------------------------------------------------
            40,000       Signal Hill CA Redevel.
                         Agency(1)                              5.250    10/01/2024     10/01/2019(B)               42,183
--------------------------------------------------------------------------------------------------------------------------
            65,000       South Orange County, CA Public
                         Financing Authority                    5.375    08/15/2013     05/31/2012(B)               65,261
--------------------------------------------------------------------------------------------------------------------------
           925,000       Southern CA Public Power
                         Authority(1)                           5.000    11/01/2018     11/01/2018                 998,047
--------------------------------------------------------------------------------------------------------------------------
            25,000       Southern CA Public Power
                         Authority(1)                           5.500    07/01/2020     05/31/2012(B)               25,097
--------------------------------------------------------------------------------------------------------------------------
            10,000       Southern CA Public Power
                         Authority(1)                           5.750    07/01/2021     05/31/2012(B)               10,040
--------------------------------------------------------------------------------------------------------------------------
           375,000       Southern CA Public Power
                         Authority (Hydroelectric
                         Power)(1)                              5.250    10/01/2012     05/31/2012(B)              376,515
--------------------------------------------------------------------------------------------------------------------------
         7,385,000       Southern CA Tobacco
                         Securitization Authority(1)            4.750    06/01/2025     04/24/2016(A)            7,299,703
--------------------------------------------------------------------------------------------------------------------------
           125,000       Spreckels, CA Union School
                         District(1)                            6.125    08/01/2017     05/17/2012(B)              125,353
--------------------------------------------------------------------------------------------------------------------------
           200,000       Stockton, CA COP (Wastewater
                         System)(1)                             5.125    09/01/2016     05/31/2012(B)              200,266
--------------------------------------------------------------------------------------------------------------------------
            25,000       Stockton, CA Improvement Bond
                         Act 1915(1)                            5.800    09/02/2020     09/02/2012(B)               25,094
--------------------------------------------------------------------------------------------------------------------------
           250,000       Stockton, CA Unified School
                         District (Election 2005)(1)            5.000    09/01/2019     09/01/2015(B)              264,405
--------------------------------------------------------------------------------------------------------------------------
            50,000       Stockton, CA Unified School
                         District (Election 2008)(1)            5.000    08/01/2023     08/01/2016(B)               54,248
--------------------------------------------------------------------------------------------------------------------------
             5,000       Susanville, CA Public Financing
                         Authority(1)                           7.750    09/01/2017     05/31/2012(B)                5,023
--------------------------------------------------------------------------------------------------------------------------
            85,000       Taft, CA Public Financing
                         Authority (Community
                         Correctional Facility)(1)              6.050    01/01/2017     05/31/2012(B)               85,268
--------------------------------------------------------------------------------------------------------------------------

35 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $         825,000       Tejon Ranch, CA Public
                         Facilities Finance Authority
                         Special Tax(1)                         5.250%   09/01/2028     09/01/2022(B)    $         854,238
--------------------------------------------------------------------------------------------------------------------------
            30,000       Temecula Valley, CA Unified
                         School District Community
                         Facilities District No. 02-1(1)        6.125    09/01/2033     09/01/2013(B)               30,220
--------------------------------------------------------------------------------------------------------------------------
         1,485,000       Torrance, CA Hospital (Torrance
                         Memorial Medical Center)(1)            6.000    06/01/2022     06/01/2012(B)            1,490,628
--------------------------------------------------------------------------------------------------------------------------
            20,000       Torrance, CA Redevel. Agency
                         (Downtown Redevel.)(1)                 5.550    09/01/2018     05/31/2012(B)               20,028
--------------------------------------------------------------------------------------------------------------------------
           175,000       Tracy, CA Area Public
                         Facilities Financing Agency(1)         5.875    10/01/2013     10/01/2012(B)              177,807
--------------------------------------------------------------------------------------------------------------------------
         1,430,000       Tracy, CA Area Public
                         Facilities Financing Agency(1)         5.875    10/01/2019     10/01/2012(B)            1,442,498
--------------------------------------------------------------------------------------------------------------------------
            50,000       Tracy, CA Community Facilities
                         District(1)                            6.300    09/01/2026     05/31/2012(B)               50,047
--------------------------------------------------------------------------------------------------------------------------
            25,000       Tracy, CA Community Facilities
                         District (205 Parcel Glen)(1)          6.250    09/01/2032     09/02/2014(B)               25,464
--------------------------------------------------------------------------------------------------------------------------
            75,000       Tracy, CA Operating Partnership
                         Joint Powers Authority(1)              6.100    09/02/2021     03/02/2013(B)               75,947
--------------------------------------------------------------------------------------------------------------------------
            30,000       Truckee-Donner, CA Public
                         Utility District Special Tax(1)        5.800    09/01/2035     05/26/2033(A)               25,643
--------------------------------------------------------------------------------------------------------------------------
            75,000       Truckee-Donner, CA Public
                         Utility District Special Tax(1)        6.000    09/01/2028     09/01/2013(B)               75,672
--------------------------------------------------------------------------------------------------------------------------
            20,000       Truckee-Donner, CA Public
                         Utility District Special Tax(1)        6.100    09/01/2033     09/01/2013(B)               20,128
--------------------------------------------------------------------------------------------------------------------------
           750,000       Turlock, CA Health Facility
                         (Emanuel Medical Center) COP(1)        5.000    10/15/2017     10/27/2016(A)              807,068
--------------------------------------------------------------------------------------------------------------------------
            25,000       Tustin, CA Unified School
                         District(1)                            5.000    06/01/2020     06/01/2012(B)               25,103
--------------------------------------------------------------------------------------------------------------------------
           250,000       Ukiah, CA Redevel. Agency
                         (Ukiah Redevel.)(1)                    6.500    12/01/2028     06/01/2021(B)              279,815
--------------------------------------------------------------------------------------------------------------------------
           850,000       University of California (UCLA
                         Health System)(1)                      5.250    05/15/2030     05/31/2012(B)              870,077
--------------------------------------------------------------------------------------------------------------------------
         2,210,000       Upland, CA Community Facilities
                         District Special Tax (Colonies
                         at San Antonio)(1)                     5.900    09/01/2024     09/01/2012(B)            2,241,846
--------------------------------------------------------------------------------------------------------------------------
            20,000       Vacaville, CA Improvement Bond
                         Act 1915 (East Monte Vista
                         Avenue)(1)                             5.850    09/02/2016     03/02/2013(B)               20,294
--------------------------------------------------------------------------------------------------------------------------
            10,000       Vacaville, CA Improvement Bond
                         Act 1915 (Green Tree
                         Reassessment District)(1)              6.300    09/02/2013     09/02/2012(B)               10,319
--------------------------------------------------------------------------------------------------------------------------
           195,000       Vacaville, CA Public Financing
                         Authority(1)                           5.400    09/01/2022     05/31/2012(B)              195,279
--------------------------------------------------------------------------------------------------------------------------
            50,000       Vacaville, CA Public Financing
                         Authority (Vacaville Community
                         Redevel.)(1)                           5.750    09/01/2021     05/31/2012(B)               50,064
--------------------------------------------------------------------------------------------------------------------------

36 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
           Amount                                              Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $          20,000       Vacaville, CA Public Financing
                         Authority (Vacaville Community
                         Redevel.)(1)                           5.750%   09/01/2024     05/31/2012(B)    $          20,017
--------------------------------------------------------------------------------------------------------------------------
           200,000       Vacaville, CA Redevel. Agency
                         (Vacaville Community Hsg.)(1)          6.000    11/01/2024     05/31/2012(B)              200,302
--------------------------------------------------------------------------------------------------------------------------
           275,000       Val Verde, CA Unified School
                         District(1)                            6.125    09/01/2034     09/01/2013(B)              276,317
--------------------------------------------------------------------------------------------------------------------------
            25,000       Vallejo, CA Public Financing
                         Authority, Series A(1)                 7.500    09/01/2020     09/01/2012(B)               25,184
--------------------------------------------------------------------------------------------------------------------------
            40,000       Vallejo, CA Quadrant
                         Improvement District No. 001(1)        6.000    09/01/2017     09/01/2013(B)               41,611
--------------------------------------------------------------------------------------------------------------------------
            30,000       Vallejo, CA Quadrant
                         Improvement District No. 001(1)        6.000    09/01/2026     09/01/2015(B)               30,078
--------------------------------------------------------------------------------------------------------------------------
            40,000       Vallejo, CA Quadrant
                         Improvement District No. 001(1)        6.125    09/01/2034     06/24/2031(A)               38,836
--------------------------------------------------------------------------------------------------------------------------
            25,000       Valley Center-Pauma, CA Unified
                         School District (Woods Valley
                         Ranch)(1)                              5.500    09/01/2019     09/01/2013(B)               25,277
--------------------------------------------------------------------------------------------------------------------------
            10,000       Valley Center-Pauma, CA Unified
                         School District (Woods Valley
                         Ranch)(1)                              6.000    09/01/2025     09/01/2013(B)               10,076
--------------------------------------------------------------------------------------------------------------------------
            20,000       Valley Center-Pauma, CA Unified
                         School District (Woods Valley
                         Ranch)(1)                              6.000    09/01/2028     09/01/2013(B)               20,026
--------------------------------------------------------------------------------------------------------------------------
         1,825,000       Ventura County, CA Area Hsg.
                         Authority (Mira Vista Senior
                         Apartments)(1)                         5.000    12/01/2022     06/15/2019(A)            1,743,952
--------------------------------------------------------------------------------------------------------------------------
           270,000       Ventura County, CA Area Hsg.
                         Authority (Mira Vista Senior
                         Apartments)(1)                         5.050    12/01/2026     03/28/2025(A)              249,286
--------------------------------------------------------------------------------------------------------------------------
           535,000       Vernon, CA Electric System(1)          5.125    08/01/2021     08/01/2019(B)              593,486
--------------------------------------------------------------------------------------------------------------------------
           145,000       Victor, CA Elementary School
                         District                               5.600    09/01/2034     04/06/2033(A)              139,940
--------------------------------------------------------------------------------------------------------------------------
            75,000       Vista, CA Community Devel.
                         Commission (Vista Redevel.)(1)         5.750    09/01/2026     05/31/2012(B)               75,070
--------------------------------------------------------------------------------------------------------------------------
            60,000       Vista, CA Joint Powers
                         Financing Authority(1)                 6.100    10/01/2021     10/01/2012(B)               60,550
--------------------------------------------------------------------------------------------------------------------------
             5,000       Vista, CA Joint Powers
                         Financing Authority(1)                 6.250    12/01/2019     06/01/2012(B)                5,013
--------------------------------------------------------------------------------------------------------------------------
           250,000       Walnut, CA Unified School
                         District(1)                            7.200    02/01/2016     08/01/2012(B)              259,293
--------------------------------------------------------------------------------------------------------------------------
            15,000       Wasco, CA Improvement Bond Act
                         1915(1)                                8.750    09/02/2013     09/02/2012(B)               15,744
--------------------------------------------------------------------------------------------------------------------------
           100,000       Wasco, CA Public Financing
                         Authority(1)                           5.375    09/01/2021     09/01/2012(B)              100,942
--------------------------------------------------------------------------------------------------------------------------
            15,000       Wasco, CA Public Financing
                         Authority(1)                           7.350    09/15/2015     05/31/2012(B)               15,046
--------------------------------------------------------------------------------------------------------------------------
            10,000       Wasco, CA Public Financing
                         Authority(1)                           7.500    09/15/2023     05/31/2012(B)               10,016
--------------------------------------------------------------------------------------------------------------------------

37 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                               Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------------------------------------
 $         500,000       Washington Township, CA Health
                         Care District(1)                       5.250%   07/01/2029     05/31/2012(B)    $         504,430
--------------------------------------------------------------------------------------------------------------------------
           100,000       West Covina, CA Redevel. Agency
                         Tax Allocation (Executive Lodge
                         Apartments)(1)                         5.100    09/01/2014     05/31/2012(B)              100,195
--------------------------------------------------------------------------------------------------------------------------
            20,000       West Patterson, CA Financing
                         Authority Special Tax(1)               5.850    09/01/2028     10/30/2026(A)               19,305
--------------------------------------------------------------------------------------------------------------------------
            10,000       West Patterson, CA Financing
                         Authority Special Tax(1)               6.000    09/01/2019     09/01/2015(B)               10,269
--------------------------------------------------------------------------------------------------------------------------
            15,000       West Patterson, CA Financing
                         Authority Special Tax(1)               6.000    09/01/2039     05/18/2035(A)               13,778
--------------------------------------------------------------------------------------------------------------------------
           165,000       West Patterson, CA Financing
                         Authority Special Tax                  6.600    09/01/2033     09/01/2012(B)              165,021
--------------------------------------------------------------------------------------------------------------------------
            25,000       West Patterson, CA Financing
                         Authority Special Tax(1)               6.700    09/01/2032     09/01/2012(B)               25,016
--------------------------------------------------------------------------------------------------------------------------
             5,000       West Patterson, CA Financing
                         Authority Special Tax(1)               6.750    09/01/2035     09/01/2012(B)                5,002
--------------------------------------------------------------------------------------------------------------------------
            95,000       West Patterson, CA Financing
                         Authority Special Tax(1)               6.750    09/01/2036     09/01/2012(B)               95,018
--------------------------------------------------------------------------------------------------------------------------
            10,000       West Patterson, CA Financing
                         Authority Special Tax Community
                         Facilities District(1)                 5.600    09/01/2019     09/01/2016(B)               10,171
--------------------------------------------------------------------------------------------------------------------------
            60,000       West Sacramento, CA Financing
                         Authority Special Tax(1)               6.100    09/01/2029     09/01/2012(B)               60,148
--------------------------------------------------------------------------------------------------------------------------
             5,000       West Sacramento, CA Improvement
                         Bond Act 1915(1)                       8.500    09/02/2017     09/02/2012(B)                5,185
--------------------------------------------------------------------------------------------------------------------------
           250,000       West Sacramento, CA Special Tax
                         Community Facilities District
                         No. 12(1)                              5.750    09/01/2029     09/01/2012(B)              250,123
--------------------------------------------------------------------------------------------------------------------------
            50,000       West Sacramento, CA Special Tax
                         Community Facilities District
                         No. 14(1)                              6.125    09/01/2021     09/01/2012(B)               50,180
--------------------------------------------------------------------------------------------------------------------------
            10,000       West Sacramento, CA Special Tax
                         Community Facilities District
                         No. 17(1)                              5.875    09/01/2033     09/01/2012(B)               10,013
--------------------------------------------------------------------------------------------------------------------------
            50,000       West Sacramento, CA Special Tax
                         Community Facilities District
                         No. 8 (Southport)(1)                   6.500    09/01/2031     09/01/2012(B)               50,167
--------------------------------------------------------------------------------------------------------------------------
            25,000       Western CA Municipal Water
                         Districts(1)                           7.125    09/02/2014     09/02/2012(B)               26,081
--------------------------------------------------------------------------------------------------------------------------
            55,000       Yolo County, CA Hsg. Authority
                         (Russell Park Apartments)(1)           7.000    11/01/2014     05/31/2012(B)               55,241
--------------------------------------------------------------------------------------------------------------------------
            10,000       Yorba Linda, CA Redevel. Agency
                         Tax Allocation(1)                      5.250    09/01/2013     09/01/2012(B)               10,095
--------------------------------------------------------------------------------------------------------------------------
            70,000       Yorba Linda, CA Redevel. Agency
                         Tax Allocation(1)                      5.250    09/01/2023     09/01/2012(B)               70,085
                                                                                                          ----------------
                                                                                                               401,823,867
--------------------------------------------------------------------------------------------------------------------------
U.S. Possessions--10.1%
         3,300,000       Puerto Rico Aqueduct & Sewer
                         Authority(1)                           5.500    07/01/2028     07/01/2022(B)            3,531,924
--------------------------------------------------------------------------------------------------------------------------

38 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

          Principal                                                                       Effective
           Amount                                              Coupon      Maturity       Maturity*                  Value
--------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
--------------------------------------------------------------------------------------------------------------------------
 $          50,000       Puerto Rico Children's Trust
                         Fund (TASC)(1)                         5.375%   05/15/2033     11/23/2016(A)    $          49,997
--------------------------------------------------------------------------------------------------------------------------
           100,000       Puerto Rico Commonwealth GO(1)         5.375    07/01/2030     07/01/2021(B)              104,030
--------------------------------------------------------------------------------------------------------------------------
           560,000       Puerto Rico Commonwealth GO(1)         5.625    07/01/2031     07/01/2014(B)              579,460
--------------------------------------------------------------------------------------------------------------------------
         5,890,000       Puerto Rico Commonwealth GO(1)         5.750    07/01/2028     07/01/2022(B)            6,392,417
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       Puerto Rico Commonwealth GO(1)         6.000    07/01/2029     07/01/2016(B)            2,168,460
--------------------------------------------------------------------------------------------------------------------------
         3,000,000       Puerto Rico Electric Power
                         Authority, Series AAA(1)               5.250    07/01/2028     07/01/2020(B)            3,151,170
--------------------------------------------------------------------------------------------------------------------------
         3,000,000       Puerto Rico Electric Power
                         Authority, Series ZZ(1)                5.250    07/01/2026     07/01/2020(B)            3,213,600
--------------------------------------------------------------------------------------------------------------------------
           120,000       Puerto Rico IMEPCF (American
                         Home Products)(1)                      5.100    12/01/2018     06/01/2012(B)              120,461
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       Puerto Rico Infrastructure(1)          6.000    12/15/2026     12/15/2021(B)            1,152,120
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       Puerto Rico Infrastructure
                         Financing Authority(1)                 5.250    12/15/2026     12/15/2021(B)            1,067,440
--------------------------------------------------------------------------------------------------------------------------
         4,400,000       Puerto Rico ITEMECF
                         (Cogeneration Facilities)(1)           6.625    06/01/2026     05/31/2012(B)            4,399,824
--------------------------------------------------------------------------------------------------------------------------
           520,000       Puerto Rico ITEMECF (University
                         Plaza)(1)                              5.625    07/01/2013     07/01/2012(B)              523,136
--------------------------------------------------------------------------------------------------------------------------
           500,000       Puerto Rico ITEMECF (University
                         Plaza)(1)                              5.625    07/01/2019     07/01/2012(B)              502,970
--------------------------------------------------------------------------------------------------------------------------
           135,000       Puerto Rico Municipal Finance
                         Agency, Series A(1)                    5.500    07/01/2017     05/31/2012(B)              135,381
--------------------------------------------------------------------------------------------------------------------------
            25,000       Puerto Rico Municipal Finance
                         Agency, Series A                       5.750    08/01/2012     05/31/2012(B)               25,102
--------------------------------------------------------------------------------------------------------------------------
           925,000       Puerto Rico Public Buildings
                         Authority(1)                           7.000    07/01/2021     07/01/2014(B)            1,021,320
--------------------------------------------------------------------------------------------------------------------------
         2,600,000       Puerto Rico Public Buildings
                         Authority(1)                           7.000    07/01/2025     06/01/2014(B)            2,826,044
--------------------------------------------------------------------------------------------------------------------------
         1,500,000       Puerto Rico Public Finance
                         Corp., Series B(1)                     5.500    08/01/2031     08/01/2021(B)            1,596,615
--------------------------------------------------------------------------------------------------------------------------
           600,000       Puerto Rico Public Finance
                         Corp., Series B(1)                     6.000    08/01/2024     08/01/2021(B)              696,684
--------------------------------------------------------------------------------------------------------------------------
         1,400,000       Puerto Rico Public Finance
                         Corp., Series B(1)                     6.000    08/01/2025     08/01/2021(B)            1,605,562
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       Puerto Rico Sales Tax Financing
                         Corp., Series A(1)                     5.000    08/01/2024     08/01/2019(B)            1,127,020
--------------------------------------------------------------------------------------------------------------------------
            65,000       Puerto Rico Sales Tax Financing
                         Corp., Series A(1)                     6.125    08/01/2029     02/01/2014(B)               71,624
--------------------------------------------------------------------------------------------------------------------------
         2,435,000       Puerto Rico Sales Tax Financing
                         Corp., Series A(1)                     6.125    08/01/2029     02/01/2014(B)            2,621,716
--------------------------------------------------------------------------------------------------------------------------
         3,300,000       Puerto Rico Sales Tax Financing
                         Corp., Series B(1)                     6.000    08/01/2026     08/01/2021(B)            3,740,960
--------------------------------------------------------------------------------------------------------------------------
            35,000       University of Puerto Rico              5.500    06/01/2012     05/31/2012(B)               35,103
--------------------------------------------------------------------------------------------------------------------------
           275,000       University of Puerto Rico,
                         Series P(1)                            5.000    06/01/2024     06/01/2016(B)              282,651
--------------------------------------------------------------------------------------------------------------------------
           250,000       University of Puerto Rico,
                         Series Q(1)                            5.000    06/01/2021     06/01/2016(B)              261,268
--------------------------------------------------------------------------------------------------------------------------

39 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

         Principal                                                                       Effective
          Amount                                             Coupon      Maturity        Maturity*                  Value
----------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
----------------------------------------------------------------------------------------------------------------------------
 $         300,000       V.I. Public Finance Authority
                         (Gross Receipts Taxes Loan
                         Notes)(1)                              5.000%   10/01/2023     10/01/2016(B)    $         316,158
----------------------------------------------------------------------------------------------------------------------------
           160,000       V.I. Public Finance Authority
                         (Gross Receipts Taxes Loan
                         Notes)(1)                              5.000    10/01/2025     10/01/2016(B)              166,845
----------------------------------------------------------------------------------------------------------------------------
           125,000       V.I. Public Finance Authority
                         (Gross Receipts Taxes Loan
                         Notes)(1)                              5.000    10/01/2026     10/01/2016(B)              129,589
----------------------------------------------------------------------------------------------------------------------------
           250,000       V.I. Public Finance Authority,
                         Series A(1)                            5.250    10/01/2024     10/01/2014(B)              260,353
                                                                                                          -----------------
                                                                                                                43,877,004
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $440,616,474)-102.2%                                                         445,700,871
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets-(2.2)                                                                     (9,627,873)
                                                                                                         -------------------
Net Assets-100.0%                                                                                        $     436,072,998
                                                                                                         -------------------

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   B. Optional call date; corresponds to the most conservative yield calculation.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and /or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2012. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
CDA       Communities Devel. Authority
CHC       Children's Health Care
CHCW      Catholic Healthcare West
CHF       City Hospital Foundation
COP       Certificates of Participation
CVHP      Citrus Valley Health Partners
CVMC      Citrus Valley Medical Center
FF        Feedback Foundation
FH        Foothill Hospital
GCCCD     Grossmont-Cuyamaca Community College District
GO        General Obligation
HFA       Housing Finance Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R     Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC      Olive Crest Treatment Centers
OW        O'Connor Woods
OWHC      O'Connor Woods Housing Corporation
PCCD      Palomar Community College District
ROLs      Residual Option Longs
SCADP     Southern California Alcohol & Drug Programs

40  |  Oppenheimer  Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

SJRHC     St. Joseph's Regional Housing Corporation
STTJCCD   Shasta-Tehama-Trinity Joint Community College District
TASC      Tobacco Settlement Asset-Backed Bonds
UCI       University of California Irvine
UCLA      University of California at Los Angeles
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
-----------------------------------  --------------------------------
Purchased securities                                       $3,000,000

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed

41  |  Oppenheimer  Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the

42  |  Oppenheimer  Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2012, the Fund's maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2012, municipal bond holdings with a value of $11,124,595 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

   PRINCIPAL                                                    COUPON             MATURITY                      VALUE
     AMOUNT               INVERSE FLOATER(1)                   RATE (2)              DATE
-------------------- ---------------------------------------- ---------------   -------------   ---------------------------
      $   3,335,000        Los Angeles, CA Dept. of Airports       14.357   %       5/15/25      $          4,459,595
                                                     ROLs(3)

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/ reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 as of April 30, 2012.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2012 is as follows:

Cost                                                        $ 90,000
Market Value                                                $ 30,653
Market Value as a % of Net Assets                               0.01%

43  |  Oppenheimer  Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)


CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

44  |  Oppenheimer  Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

SECURITY TYPE                     STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING
                                  VENDORS
-----------------------------------------------------------------------------------------------------
Corporate debt, government debt,  Reported trade data, broker-dealer price quotations,
municipal, mortgage-backed and    benchmark  yields, issuer spreads on comparable securities, the credit
asset-backed securities           quality, yield, maturity, and other appropriate factors.
-----------------------------------------------------------------------------------------------------
Loans                             Information obtained from market participants regarding
                                  reported trade data and broker-dealer price
                                  quotations.
-----------------------------------------------------------------------------------------------------
Event-linked bonds                Information obtained
                                  from market participants regarding reported
                                  trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

45  |  Oppenheimer  Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                              LEVEL 2--
                                                                OTHER              LEVEL 3--
                                          LEVEL 1--          SIGNIFICANT          SIGNIFICANT
                                         UNADJUSTED           OBSERVABLE          UNOBSERVABLE
                                        QUOTED PRICES           INPUTS               INPUTS              VALUE
--------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   California                        $               --    $   401,823,867   $                --        $ 401,823,867
   U.S. Possessions                                  --         43,877,004                    --           43,877,004
                                    ---------------------------------------------------------------------------------
Total Assets                          $              --    $   445,700,871   $                --        $ 445,700,871
                                    ---------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                  $    434,009,052 (1)
                                                ===================

Gross unrealized appreciation                   $      9,233,489
Gross unrealized depreciation                        (4,150,526)
                                                -------------------
Net unrealized appreciation                     $      5,082,963
                                                ===================


1. The Federal tax cost of securities does not include cost of $6,608,856, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

46 | Oppenheimer Limited Term California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 6/11/2012